DUPREE MUTUAL FUNDS


December 31, 1999
SEMI ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment adviser. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995 and,
North Carolina Tax-Free Short-to-Medium Series in 1995.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky and Tennessee Series are currently the ONLY 100% "no-load" municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.


SHAREHOLDER SERVICES
--------------------

TO HELP YOU ADD TO YOUR ACCOUNT:

Automatic Reinvestment of Distributions
All dividend and capital gain distributions can be automatically reinvested in additional shares of the fund, thus providing the added potential for growth through compounding.

Automatic Investment Plan
You may make automatic monthly investments by authorizing us, in writing, to deduct a specified amount from your bank account.


TO HELP INCREASE YOUR CASH FLOW:

Dividends in Cash
You have the option of taking your dividends in cash. Dividends are paid QUARTERLY for the three Income Series and MONTHLY for the three Short-to-Medium Series and the Intermediate Government Bond Series.

Automatic Withdrawal Plan
You can arrange to make automatic monthly redemptions of a specified amount and have the proceeds sent to you.

Telephone Redemption
Unless you choose otherwise, convenient redemption by telephone privileges are automatically available to all shareholders.

Check-Writing
Check-writing privileges are available on the three Short-to-Medium Series (KY, NC, and TN), and the Intermediate Government Bond Series.


TO HELP MEET YOUR CHANGING NEEDS:

Exchange Privileges
Should your investment objectives or financial needs change, you may exchange shares of your fund for shares of another Dupree fund at any time at no charge.

                                TABLE OF CONTENTS




President's letter to the Shareholders                              I


FINANCIAL STATEMENTS:

Kentucky Tax-Free Income Series                                     1
Kentucky Tax-Free Short-to-Medium Series                            8
North Carolina Tax-Free Income Series                              12
North Carolina Tax-Free Short-to-Medium Series                     16
Tennessee Tax-Free Income Series                                   20
Tennessee Tax-Free Short-to-Medium Series                          26
Intermediate Government Bond Series                                30

Notes to financial statements                                      33

To the Shareholders of
Dupree Mutual Funds
KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 1999 - December 31, 1999


INVESTMENT PERFORMANCE:

         This last half of the calendar year was one of rising interest rates and declining bond prices. Municipal bonds declined somewhat less in price than Treasury bonds during the period.

         The Kentucky Tax-Free Income Series began the period at a price of $7.47 per share with total assets of $422,995,942. At the period's end its price per share was $7.24 and total assets were $413,540,897. There was no capital gains distribution during the period.

         The Kentucky Tax-Free Short-to-Medium Series began the period at $5.20 per share with total assets of $58,629,711. On December 31st the price per share was $5.13 and total assets were $57,625,016. There was no capital gains distribution during the period.

         The North Carolina Tax-Free Income Series began the period at a price of $10.61 per share with total assets of $19,456,344. On December 31st the Income Series had assets of $19,146,128 and a price of $10.21. There was a capital gains distribution during the period of 1.54 cents per share.

         The North Carolina Tax-Free Short-to-Medium Series began the period at $10.09 per share with total assets of $3,938,101. On December 31st this series had assets of $4,753,840 and a price of $10.00. There was no capital gains distribution.

         The Tennessee Tax-Free Income Series began the period at $10.77 with total assets of $46,086,375. On December 31st price per share was $10.32 and total assets were $39,983,417. There was no capital gains distribution.

         The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.33 per share with total assets of $5,818,739. At year end price per share was $10.23 with total assets of $8,197,710. There was no capital gains distribution.

         The Intermediate Government Bond Series began the period at $9.73 per share and ended December 31st at $9.42. Total assets at the beginning of the period were $10,778,197 and at the end of the period were $11,152,339. The average maturity of this series was 8.80 years reflecting callable bonds in the portfolio which, with market declines, are now priced to their longer maturity dates. There was no capital gains distribution during the period.

OVERVIEW:

         The Federal Reserve Board made three increases in the level of short term interest rates during the period if you include the June 30th increase. The thirty year Treasury Bond started the period a 6.01% and increased in rate to 6.48% at the period's end. In the first two weeks of January 2000 this rated has climbed even higher to a 6.75% level. Obviously, the market expects the Federal Reserve to raise rates at least one more time, and maybe two. The Fed is pushed by a robust economy and a frantic bubble-like stock market, particularly technical stocks. Everyone who has predicted a stock market correction in the past few years has been wrong. In tech stocks particularly, there is no longer any reference to earnings in stock evaluations, and earnings multiples on the Dow stocks are at all time highs. In this atmosphere the Fed seems to feel the bond market must be held hostage to the stock market, and is doing so. A weaker stock market would quickly take the pressure off of bonds, but when that day will arrive, nobody knows. There will, however, be a day again when investors will see the wisdom to balancing their investment portfolios with a substantial portion of bonds. The unanswerable question is, "when?".

         I am pleased to report that our MORNINGSTAR ratings continue to be among the very best for all our funds. At the period's end four of our series were five star and three were four star.

         THE LOYALTY OF SHAREHOLDERS has had much to do with our growth during this period. If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741. In North Carolina you can also call Carolina Financial Group, Inc. at (800) 284-2562.

                                             Yours truly,



                                             Thomas P. Dupree, Sr.
                                             President


                                       I


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                                                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                               MATURITY
BOND DESCRIPTION                                                   COUPON        DATE        RATING+      PAR VALUE    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
50.10% of Net Assets
Boyle County KY Hospital Revenue-Ephraim McDowell Regional          5.800       04/01/2014   Aaa/AAA*    $ 1,000,000     $ 1,025,670
Danville KY Multi-City Lease Revenue-Shelbyville                    6.550       07/01/2006   Aaa/AAA*        495,000         529,422
Danville KY Multi-City Lease Revenue                                6.875       12/01/2010   Aaa/AAA*        400,000         431,420
Daviess County KY Hospital Revenue                                  6.250       08/01/2012   Aaa/AAA*      3,000,000       3,162,690
Daviess County Ky Hospital Revenue                                  6.250       08/01/2022   Aaa/AAA*      1,000,000       1,000,720
Floyd County KY Hospital Revenue-Low Highland Hospital              7.500       08/01/2010     AAA         1,305,000       1,365,748
Greater KY Housing Assistance Corporation                           5.350       07/01/2022   Aaa/AAA*      1,000,000         955,930
Greater KY Housing-Tug Fork Apartments                              5.600       01/01/2007   Aaa/AAA*        310,000         314,489
Greater KY Housing-Tug Fork Apartments                              6.350       01/01/2022   Aaa/AAA*      2,105,000       2,132,218
Greater KY Housing Assistance Corporation                           6.050       07/01/2022   Aaa/AAA*      1,435,000       1,450,828
Greater KY Housing Assistance Corporation                           6.100       01/01/2024   Aaa/AAA*      4,000,000       4,066,640
Greater Ky Housing Assistance Corporation                           6.200       02/01/2025     AAA*        8,735,000       8,797,543
Hopkins County KY Hospital Revenue-Trover Clinic Foundation         6.625       11/15/2011   Aaa/AAA*      2,000,000       2,119,960
Jefferson County KY Health Facilities Alliant Health Services       5.125       10/01/2017   Aaa/AAA*      6,700,000       6,209,225
Jefferson County KY Health Facilities-Alliant Health System         5.125       10/01/2027   Aaa/AAA*        500,000         442,395
Jefferson County KY Health Facilities Jewish Hospital               5.700       01/01/2021   Aaa/AAA*      8,000,000       8,169,280
Jefferson County KY Health Facilities University Medical Center     5.500       07/01/2017   Aaa/AAA*      6,000,000       5,855,220
Jefferson County KY Health Facilities-Jewish Hospital               6.500       05/01/2015   Aaa/AAA*      6,380,000       6,747,871
Jefferson County Ky School District Finance Corporation             5.250       01/01/2016   Aaa/AAA*      1,000,000         966,400
Jefferson County KY Health Services - Alliant Health                5.125       10/01/2018   Aaa/AAA*     28,000,000      26,188,120
Jefferson County KY Capital Projects Corporation Revenue            5.600       04/01/2014   Aaa/AAA*      1,000,000       1,001,860
Jefferson County KY Capital Projects Corporation Revenue            5.375       06/01/2018   Aaa/AAA*      1,500,000       1,438,170
Jefferson County KY Hospital Revenue                                6.436       10/01/2014   Aaa/AAA*      1,500,000       1,598,325
Jefferson County KY Multi Family Revenue                            5.000       08/20/2018     AAA*          385,000         355,944
Kentucky Counties 1987 Single Family Mortgage Revenue               8.625       09/01/2015     AAA*           10,000          10,325
Kentucky Economic Development Finance Authority Medical Center      5.000       02/01/2018   Aaa/AAA*      2,550,000       2,325,881
Kentucky Development Finance Authority-Ashland Hospital             6.125       02/01/2012   Aaa/AAA*      4,000,000       4,209,680
Kentucky Economic Development Finance Authority-Ashland Hospital    5.000       02/01/2028   Aaa/AAA*      1,000,000         858,930
Kentucky Development Finance Authority-St Clair Medical             5.875       09/01/2013     AAA*        2,000,000       2,054,660
Kentucky Development Finance Authority-St Elizabeth Hospital        5.900       12/01/2015   Aaa/AAA*      2,500,000       2,569,750
Kentucky Development Finance Authority-St Claire Medical            5.625       09/01/2021     AAA*        2,500,000       2,518,400
Kentucky Development Finance Authority-Methodist Hospital           5.625       02/01/2017     AAA*        6,500,000       6,432,855
Kentucky Economic Development Authority-South Central Nursing       6.000       07/01/2011   Aaa/AAA*      3,650,000       3,858,233
Kentucky Economic Development Finance Authority-Baptist Hospital    5.000       08/15/2015   Aaa/AAA*      5,250,000       5,024,618
Kentucky Housing Corporation                                        5.950       07/01/2017   Aaa/AAA*        500,000         513,985
Kentucky Housing Corporation                                        5.400       07/01/2014   Aaa/AAA*      3,000,000       2,970,270
Kentucky Housing Corporation                                        7.125       01/01/2010   Aaa/AAA*      3,935,000       4,159,177
Kentucky Housing Corporation                                        7.250       01/01/2017   Aaa/AAA*        470,000         497,622
Kentucky Housing Corporation                                        6.600       07/01/2011   Aaa/AAA*        335,000         356,551
Kentucky Housing Corporation                                        6.600       07/01/2011   Aaa/AAA*      4,500,000       4,789,485
Kentucky Housing Corporation                                        6.625       07/01/2014   Aaa/AAA*      1,000,000       1,064,910
Kentucky Housing Corporation                                        6.600       01/01/2011   Aaa/AAA*        620,000         662,848
Kentucky Housing Corporation                                        5.800       01/01/2019   Aaa/AAA*      6,755,000       6,754,932
Kentucky Housing Corporation                                        6.500       07/01/2017   Aaa/AAA*      5,900,000       6,327,455
Kentucky Housing Corporation                                        5.700       07/01/2017   Aaa/AAA*        500,000         502,545
Kentucky Housing Corporation                                        6.400       01/01/2017   Aaa/AAA*     11,185,000      11,899,498
Kentucky Housing Corporation                                        5.500       01/01/2015   Aaa/AAA*      1,000,000         985,950
Kentucky State Property & Building Commission  Project #64          5.500       05/01/2017   Aaa/AAA*      8,000,000       7,747,520
Kentucky State Turnpike Authority Resource Recovery Revenue         6.000       07/01/2009   Aaa/AAA*        740,000         745,550
Lexington Fayette Urban County Government KY Sewer System           6.350       07/01/2007   Aaa/AAA*        400,000         425,548
Lexington Fayette Urban County Government KY Sewer System           6.375       07/01/2010   Aaa/AAA*      2,900,000       3,080,525
Lexington Fayette Urban County Government KY Sewer System           6.375       07/01/2012   Aaa/AAA*      2,500,000       2,652,575
Lexington Fayette Urban County Government Public Facilities         5.125       10/01/2015   Aaa/AAA*      1,770,000       1,682,615
Lexington Fayette Urban County Government Public Facilities         5.125       10/01/2018   Aaa/AAA*      2,135,000       1,975,985
Lexington Fayette Urban County Government Public Facilities         5.125       10/01/2019   Aaa/AAA*      2,415,000       2,216,608
Lexington-Fayette Urban County Government Transylvania University   5.125       08/01/2018   Aaa/AAA*      4,000,000       3,813,120


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                                                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                                 MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING+       PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County KY Government Project Revenue        5.000       11/01/2018     Aaa       $ 6,205,000    $  5,529,213
Louisville & Jefferson County KY Metropolitan Sewer District        5.300       05/15/2019   Aaa/AAA*      5,000,000       4,688,900
Louisville & Jefferson County KY Metropolitian Sewer District       5.200       05/15/2026   Aaa/AAA*      3,000,000       2,669,430
Louisville KY Parking Authority-River City First Mortgage           5.000       12/01/2017   Aaa/AAA*      1,000,000         910,500
McCreary County Courthouse & Public Square Corporation Revenue      5.400       09/01/2020     AAA*        1,550,000       1,484,745
Pike County KY Mortgage Revenue-Phelps Regional Health              5.350       09/20/2012     AAA*          290,000         291,940
Radcliff KY Mortgage Revenue-Lincoln Trail Care                     5.650       01/20/2019     AAA*        3,110,000       3,135,004
Shelbyville KY Certificate of Participation                         5.150       07/01/2018     Aaa         4,165,000       3,932,426
University of Kentucky Consolidated Educational Buildings           5.750       05/01/2015   Aaa/AAA*      1,850,000       1,869,647
Warren County Ky Hospital Revenue                                   5.000       04/01/2017   Aaa/AAA*      1,000,000         901,310
Warren County KY Hospital Facility Revenue                          5.000       04/01/2016   Aaa/AAA*      1,000,000         911,530
                                                                                                                         -----------
                                                                                                                         208,339,339
PUBLIC FACILITIES REVENUE BONDS
13.77% OF NET ASSETS
Boone County KY Public Property                                     6.250       12/15/2012      A1           960,000       1,019,789
Calloway County Public Property Corporation-Courthouse              5.625       03/01/2018      A          1,000,000         995,970
Campbell County KY Public Property                                  6.250       12/01/2015      A            810,000         844,652
Danville Ky Multi-City Lease Revenue                                5.000       09/01/2011      NR           545,000         524,900
Danville KY Multi-City Lease Revenue-Cambellsville                  7.000       04/01/2002      NR           240,000         256,800
Danville KY Multi-City Lease Revenue-Owensboro Museum               7.050       08/01/2011      A            440,000         472,626
Danville KY Multi-City Lease Revenue Housing Authority              6.500       02/01/2012      A1         1,170,000       1,245,301
Danville KY Multi-City Lease Revenue Paducah Public Property        7.200       06/01/2011      A            500,000         528,470
Danville KY Multi-City Lease Revenue-Mt Sterling                    7.375       06/01/2007      NR           240,000         256,459
Danville KY Multi-City Lease Revenue-Mt Sterling                    7.500       06/01/2011      NR           205,000         218,846
Jeffersontown KY Certificate of Participation                       6.500       09/01/2009      A          1,400,000       1,509,158
Jeffersontown KY Certificate of Participation                       5.750       11/01/2015      A          1,095,000       1,115,389
Kenton County KY Public Property Corporation Revenue                5.700       12/01/2015      A          1,305,000       1,292,811
Kenton County KY Public Property Corporation Revenue                5.700       12/01/2016      A          1,380,000       1,356,416
Kenton County KY Public Properties Corporation-Courthouse Facility  5.000       03/01/2020      A1         2,000,000       1,787,020
Kentucky League of Cities-Middlesboro Series                        6.200       08/01/2017     A-*           555,000         579,403
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.100       03/01/2008      Aa         1,500,000       1,588,260
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.150       03/01/2013      Aa        17,860,000      18,796,221
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.200       03/01/2018      Aa         5,500,000       5,778,080
Oldham County KY Public Facilities Construction Corporation         5.250       06/01/2017     A-*         1,060,000       1,003,226
Pendleton County KY Multi-County Lease Revenue                      6.500       03/01/2019      A*        11,000,000      11,628,320
Richmond KY Public Recreation Corporation Revenue                   7.250       10/01/2011      NR           290,000         307,093
Shelbyville KY Certificates of Participation Revenue Refunding      5.350       10/01/2013      NR         1,295,000       1,235,456
Shelbyville KY Certificates of Participation Revenue Refunding      5.450       10/01/2017      NR         1,130,000       1,045,148
Somerset KY Municipal Projects Corporation Revenue                  7.500       05/01/2000      NR           140,000         141,604
Union County KY Public Property Corporation                         6.125       09/01/2015      NR           700,000         712,264
Woodford County KY Public Property Corporation Revenue              5.600       11/01/2017      A          1,065,000       1,047,225
                                                                                                                        ------------
                                                                                                                          57,286,907
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
8.29% OF NET ASSETS
Ashland KY Pollution Control Revenue-Ashland Oil Project            6.650       08/01/2009     Baa1        8,835,000       9,334,796
Campbellsville KY Industrial Revenue-Campbellsville College         6.950       03/01/2015      NR         1,150,000       1,231,340
Campbellsville KY Industrial Revenue-Campbellsville College         6.000       03/01/2017      NR         1,920,000       1,954,445
Carroll County KY Collateralized Pollution Control Revenue          6.250       02/01/2018   Aa2/AA-*      1,000,000       1,045,060
Jefferson County KY Pollution Control Revenue-E I DuPont            6.300       07/01/2012   Aa3/AA*       3,500,000       3,738,630
Jefferson County KY Pollution Control-Louisville Gas                7.450       06/15/2015   Aa2/AA*       1,750,000       1,811,950
Jefferson County KY Pollution Control-Louisville Gas                5.625       08/15/2019   Aa2/AA*       9,150,000       8,942,204
Kentucky League of Cities-Ashland Series                            6.250       08/01/2017      A-         1,550,000       1,624,478
Meade County KY Pollution Control Revenue-Olin Corporation          6.000       07/01/2007      NR           660,000         671,266
Mercer County KY Collateralized Pollution Control Revenue           6.250       02/01/2018   Aa2/AA-*      2,500,000       2,615,200
Middlesboro KY Industrial Building Revenue-Fern Lake Project        6.200       12/01/2002      NR           430,000         455,800
Muhlenberg County KY Collateralized Pollution Control Revenue       6.250       02/01/2018   Aa2/AA*       1,000,000       1,037,750
                                                                                                                        ------------
                                                                                                                          34,462,919


 The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                                                                    UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                               MATURITY
BOND DESCRIPTION                                                  COUPON         DATE      RATING+        PAR VALUE    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.96% OF NET ASSETS
Christian County KY Hospital Revenue-Jennie Stuart Medical         5.800       07/01/2011     A-*       $   270,000    $   277,838
Christian County KY Hospital Revenue-Jennie Stuart Medical         6.000       07/01/2017     A-*         4,000,000      4,018,480
Christian County KY Hospital Revenue-Jennie Stuart Medical         6.000       07/01/2013     A-*         2,870,000      2,974,267
Jefferson County KY Health Facilities Jewish Hospital              5.700       01/01/2011   A1/AA-*       1,200,000      1,240,944
Jefferson County KY Medical Center Services Revenue                7.300       05/01/2009      A            400,000        415,400
Kentucky Development Finance Authority-Catholic Health             5.000       12/01/2027   Aa2/AA*      10,000,000      8,628,600
Kentucky Development Finance Association-Green River               6.000       11/01/2010     Aa3         1,000,000      1,064,010
KY Economic Development Finance Authority-Appalachian Regional     5.875       10/01/2022     BBB*        3,500,000      3,116,365
Kentucky Economic Development Finance Authority-Catholic Health    5.000       12/01/2018   Aa2/AA*       6,950,000      6,368,285
Ky Economic Development Finance Authority Hospital-Appalachan      5.850       10/01/2017     BBB*        1,000,000        915,300
Madison County Ky Industrial Building Revenue - McCready Manor     5.500       06/01/2020     AA*         1,785,000      1,715,117
Pike County KY Mortgage Revenue Phelps Regional Health             5.650       09/20/2027     AAA*        2,435,000      2,361,853
                                                                                                                       ------------
                                                                                                                        33,096,459
SCHOOL BUILDING REVENUE BONDS
7.72% OF NET ASSETS
Boone County KY School District Finance Corporation                6.000       02/01/2018     Aa3         1,000,000       1,029,140
Boone County KY School District Finance Corporation                5.700       05/01/2018     Aa3         2,500,000       2,485,725
Boone County Ky School District Finance Corporation                5.500       09/01/2019     Aa3         1,860,000       1,809,743
Bullitt County KY School District Finance Corporation              6.000       08/01/2014     Aa3         1,100,000       1,166,231
Clark County KY School District Finance Corporation                6.000       05/01/2012     Aa3           320,000         333,795
Estill County KY School District Finance Corporation               5.875       08/01/2016      A          1,780,000       1,845,789
Floyd County KY School District Finance Corporation                6.000       06/01/2014      A          1,000,000       1,037,840
Greenup County KY School District Finance Corporation              6.100       09/01/2014     A/A*        1,105,000       1,153,664
Hardin County KY School District Finance Corporation               6.000       07/01/2016      A          1,025,000       1,075,020
Harlan KY Independent School District Finance Corporation          6.000       05/01/2015      A            275,000         295,559
Hopkins County KY School District Finance Corporation              6.200       06/01/2015      A          2,500,000       2,627,100
Jefferson County Ky Improvement                                    6.000       04/01/2020   Aa2/AA*       1,985,000       1,998,776
Jefferson County KY College Project Bellarmine College             5.250       05/01/2019     Baa2        2,000,000       1,857,600
Jessamine County KY School District Finance Corporation            6.125       06/01/2015      A          1,000,000       1,053,590
Laurel County KY School District Finance Corporation               5.600       03/01/2017      A1         1,000,000         998,820
Letcher County KY School District Finance Corporation              6.700       10/01/2014      A          1,490,000       1,646,018
Martin County KY School District Finance Corporation               5.500       06/01/2015      A          1,650,000       1,666,632
McLean County KY School District Finance Corporation               6.000       06/01/2014      NR         1,405,000       1,501,650
Pendleton County KY School District Finance Corporation            5.125       06/01/2019     Aa3         1,140,000       1,082,795
Pike County KY School District Finance Corporation                 6.200       08/01/2010      A            305,000         321,735
Pike County KY School District Finance Corporation                 6.200       08/01/2011      A            325,000         342,833
Powell County KY School District Finance Corporation               5.900       08/01/2016      A*         1,185,000       1,246,016
Scott County KY School District Finance Corporation                5.900       06/01/2016     A/A*        3,450,000       3,530,661
                                                                                                                      --------------
                                                                                                                         32,106,732
STATE AGENCY REVENUE BONDS
3.55% OF NET ASSETS
Kentucky Higher Education Student Loan                             9.250       06/01/2001   Aa/AA-*         180,000         192,184
Kentucky Infrastructure Authority                                  5.750       08/01/2013    Aa3/A*         900,000         918,432
Kentucky Infrastructure Authority                                  5.750       08/01/2018    Aa3/A*       1,500,000       1,501,320
Kentucky Infrastructure Authority                                  6.375       08/01/2014    Aa3/A*         700,000         746,718
Kentucky Infrastructure Authority                                  5.375       02/01/2018    Aa3/A*       2,000,000       1,929,300
Kentucky Infrasturcture Authority                                  5.000       06/01/2017    Aa3/A*       1,035,000         932,328
Kentucky State Property & Buildings Commission Project #59         5.700       11/01/2014    Aa3/A*       1,000,000       1,003,660
Kentucky State Property & Building Commission Project #63          5.100       11/01/2018    Aa3/A*       2,000,000       1,845,000
Kentucky State Property & Buildings Commission Project #54         6.000       09/01/2012    Aa3/A+       1,210,000       1,264,063
Kentucky State Property & Buildings Commission Project #59         5.625       11/01/2015    Aa3/A*       1,000,000         993,180
Kentucky State Property & Buildings Commission Project #40         6.875       11/01/2007    Aa3/A*       3,250,000       3,458,260
                                                                                                                      --------------
                                                                                                                         14,784,445
PREREFUNDED AND ESCROWED TO MATURITY BONDS
2.64% OF NET ASSETS
Danville KY Multi-City Lease Revenue-Shelbyville                   6.700       07/01/2011   Aaa/AAA*      2,500,000       2,665,425



The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                                                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                               MATURITY
BOND DESCRIPTION                                                  COUPON          DATE      RATING+      PAR VALUE     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Elsmere KY Industrial Development Revenue-Courtaulds plc           6.750       04/01/2010      NR       $ 2,000,000     $ 2,226,880
Erlanger KY Public Property Revenue-Fire Protection                7.400       11/01/2008    BBB+*           75,000          79,407
Erlanger KY Public Property Revenue-Fire Protection                7.400       11/01/2009    BBB+*          100,000         105,876
Hardin County KY Water District Number 1 Water Revenue             7.400       09/01/2006      A             85,000          88,064
Hardin County KY Water District Number 1 Water Revenue             7.400       09/01/2007      A             90,000          93,245
Hardin County KY Water District Number 1 Water Revenue             7.400       09/01/2008      A            100,000         103,605
Hardin County KY Water District Number 1 Water Revenue             7.400       09/01/2009      A            105,000         108,785
Jefferson County KY Hospital Revenue                               6.436       10/01/2014   Aaa/AAA*      2,500,000       2,667,900
Kentucky Infrastructure Authority                                  6.000       08/01/2011   Aaa/AAA*         90,000          92,480
Lexington-Fayette Urban County Government KY Public Parking        6.875       02/01/2008      A1           300,000         306,735
Martin County KY Public Property Corporation Revenue               7.250       09/01/2010      NR           150,000         158,355
Martin County KY Public Property Corporation Revenue               7.250       09/01/2011      NR           160,000         168,912
Owensboro KY Water Revenue                                         6.250       09/15/2009   Aaa/AAA*        800,000         839,168
Richmond KY Public Recreation Corporation Revenue                  6.750       08/01/2013      NR           575,000         624,519
Shelbyville KY Public Property Recreational Corporation            6.900       10/01/2012      NR           400,000         432,696
Wurtland KY Sewer System Revenue                                   7.700       10/01/2004     A+*           200,000         211,528
                                                                                                                    ----------------
                                                                                                                         10,973,580
STATE AND LOCAL REVENUE BONDS
2.00% OF NET ASSETS
Covington Independent School District Finance Corporation          5.250       06/02/2019     Aa3         1,225,000       1,168,993
Fayette County Ky School District Finance Corporation School       5.500       09/01/2019   Aa3/A+*       4,830,000       4,716,205
Junction City KY College Revenue-Center College Project            5.875       04/01/2017      A2         1,000,000       1,025,340
KY Interlocal Transportation Equipment Lease Revenue               6.000       12/01/2020      A            400,000         412,028
Richmond KY Court Facilities Corporation Revenue                   5.250       02/01/2019      A3         1,035,000         977,744
                                                                                                                    ----------------
                                                                                                                          8,300,310
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.60% OF NET ASSETS
Floyd County KY Public Property Revenue-Justice Center             6.125       09/01/2018      A          1,240,000       1,299,024
Jefferson Oldham & Bullitt Counties KY Home Mortgage               0.750       11/01/2014      A1             5,000           5,613
Kentucky Housing Corporation                                       7.400       01/01/2010   Aaa/AAA*      2,290,000       2,369,578
Kentucky Housing Corporation                                       7.550       01/01/2016   Aaa/AAA*      2,300,000       2,381,604
Louisville Housing Assistance Mortgage Corp  Rivertown Project     5.100       07/01/2024     Aa2           655,000         599,417
                                                                                                                    ----------------
                                                                                                                          6,655,236
MUNICIPAL UTILITY REVENUE BONDS
1.29% OF NET ASSETS
Cynthiana KY Waterworks & Sewer Revenue                            6.400       01/01/2007    BBB-*          575,000         614,060
Danville KY Multi-City Lease Revenue-Ashland Utilities             6.750       04/01/2012    BBB+*          915,000         979,123
Danville KY Multi-City Lease Revenue-Hopkinsville                  6.875       06/01/2012     Baa1        2,170,000       2,473,648
Franklin KY Water & Sewer Revenue Refunding                        6.200       12/01/2011     Baa         1,000,000       1,053,080
Pendleton County KY Multi-County Lease Revenue                     7.450       03/01/2004     AA*           245,000         257,025
                                                                                                                    ----------------
                                                                                                                          5,376,936
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
 .58% OF NET ASSETS
Kentucky Housing Corporation Revenue  Series E                     4.750       07/01/2017   Aaa/AAA*      1,335,000       1,199,805
University of Louisville Health & Education                        6.000       11/01/2013      A2         1,180,000       1,220,639
                                                                                                                    ----------------
                                                                                                                          2,420,444



The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                                                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                               MATURITY
BOND DESCRIPTION                                                  COUPON         DATE       RATING+      PAR VALUE     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COUNTY GENERAL OBLIGATION BONDS
 .50 % OF NET ASSETS
Hardin County KY General Obligation                                 5.125       06/01/2019      A2      $ 2,255,000     $ 2,078,905
                                                                                                                    ---------------
                                                                                                                          2,078,905
                                                                                                                    ---------------
Total Investments (cost $415,914,702)(a) - 100.57% of Net Assets                                                      $ 415,882,212
                                                                                                                   =================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purpose and differs from market value by net unrealized
     depreciation of securities as follows:
                                                                        Unrealized appreciation                       $   9,916,347
                                                                        Unrealized depreciation                          (9,948,837)
                                                                                                                   ----------------
                                                                        Net unrealized depreciation                   $     (32,490)
                                                                                                                   =================







The accompanying notes are an integral part of the financial statements.




DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES                                                                                   UNAUDITED
DECEMBER 31, 1999

ASSETS:
Investment in securities, at value (Cost: $415,914,702)                                                           $ 415,882,211
Interest receivable                                                                                                   7,836,316
Receivable for investments sold                                                                                       2,245,000
                                                                                                               -----------------
      Total assets                                                                                                  425,963,527

LIABILITIES:
Cash Overdraft                                                                                $      6,791,208
Payable for:
   Distributions                                                                                     5,185,414
   Fund shares redeemed                                                                                340,899
   Management fee                                                                                       19,537
   Transfer agent                                                                                        6,056
   Other fees                                                                                           79,516
                                                                                         ----------------------
      Total liabilities                                                                                              12,422,630
                                                                                                               -----------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                           $ 415,092,897
Net accumulated realized losses on investment transactions                                                           (1,519,510)
Net unrealized depreciation in value of investments                                                                     (32,490)
                                                                                                               -----------------
Net assets at value                                                                                               $ 413,540,897
                                                                                                               =================

NET ASSET VALUE, offering price and redemption price per share
           ($413,540,897/57,158,161 shares outstanding)                                                           $        7.24
                                                                                                               =================

--------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                               $ 12,191,162
                                                                                                               ------------------
      Expenses:
         Investment advisory fees                                                                                        918,120
         Transfer agent                                                                                                  259,557
         Professional fees                                                                                                41,248
         Trustee fees                                                                                                     22,617
         Other expenses                                                                                                   48,085
                                                                                                               ------------------
         Total expenses                                                                                                1,289,627
                                                                                                               ------------------
Net investment income                                                                                                 10,901,535
                                                                                                               ------------------
Realized and unrealized losses on investments
      Net realized loss                                                                                               (1,388,136)
      Net decrease in unrealized appreciation                                                                        (12,392,670)
                                                                                                               ------------------
Net realized and unrealized loss on investments                                                                      (13,780,806)
                                                                                                               ------------------
Net decrease in net assets resulting from operations                                                                $ (2,879,271)
                                                                                                               ==================




The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
                                                                                                                          UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                              Six Months               One Year
                                                                                               12/31/99                  1999
                                                                                    -----------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                  $  10,901,534           $  20,084,548
      Net realized gain/(loss) on investments                                                   (1,388,136)              1,281,160
      Net decrease in unrealized appreciation                                                  (12,392,670)            (11,896,917)
                                                                                    -----------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                              (2,879,272)              9,468,791
   Distributions to shareholders                                                               (10,901,534)            (20,084,548)
   Net fund share transactions                                                                   4,325,761              60,459,091
                                                                                    -----------------------------------------------
Total increase/(decrease)                                                                       (9,455,045)             49,843,334
Net assets:
   Beginning of year                                                                           422,995,942             373,152,608
                                                                                    -----------------------------------------------
   End of period                                                                             $ 413,540,897           $ 422,995,942
                                                                                    ===============================================


-----------------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING:

                                                  6 months                            For the years ended June 30,
                                              ---------------    ------------------------------------------------------------------
                                                12/31/99              1999             1998              1997              1996
                                              ---------------    --------------   --------------    --------------   --------------

Net asset value, beginning of year                  $   7.65          $   7.65         $   7.47          $   7.35          $   7.29
                                              ---------------    --------------   --------------    --------------   ---------------
Income from investment operations:
  Net investment income                                 0.19              0.37             0.39              0.40              0.40
  Net gains/(losses) on securities,
    both realized and unrealized                       (0.41)            (0.18)            0.18              0.12              0.06
                                              ---------------    --------------   --------------    --------------   ---------------
Total from investment operations                       (0.22)             0.19             0.57              0.52              0.46
Less distributions:
  Distributions from capital gains
  Distributions from net investment income             (0.19)            (0.37)           (0.39)            (0.40)            (0.40)
                                              ---------------    --------------   --------------    --------------   ---------------
Net asset value, end of period                      $   7.24          $   7.47         $   7.65          $   7.47          $   7.35
                                              ===============    ==============   ==============    ==============   ===============
Total return                                          -0.55%             2.52%            7.77%             7.14%             6.38%
Net assets, end of period (in thousands)            $413,541          $422,996         $373,153          $327,304          $295,029
Ratio of expenses to average net assets                0.30%             0.61%            0.62%             0.63%             0.62%
Ratio of net investment income to
    average net assets                                 2.57%             4.88%            5.14%             5.32%             5.39%
Portfolio turnover                                    10.07%            10.69%           11.80%             6.64%             4.29%





The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY SHORT-TO-MEDIUM SERIES                                                                      UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON         DATE     RATING+        PAR VALUE     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL BONDS
29.43% OF NET ASSETS
Carrolton & Henderson KY Public Building Authority Gas Revenue       4.500    01/01/2003  Aaa/AAA*        $  620,000     $   617,421
Greater KY Housing Assistance Corporation Mortgage Revenue           6.250    01/01/2005  Aaa/AAA*           725,000         738,253
Jefferson County KY Health System Revenue  Alliant Health            5.000    10/01/2005    AAA*           1,000,000       1,009,865
Jefferson County KY Capital Project Corporation Lease Revenue        5.500    04/01/2005  Aaa/AAA*           365,000         381,002
KY Economic Development Finance Authority  Baptist Health System     4.750    08/15/2005  Aaa/AAA*         4,000,000       3,995,880
Kentucky Economic Development Finance Authority  Ashland Hospital    5.000    02/01/2005  Aaa/AAA*         1,600,000       1,614,208
KY Property & Building Authority  Project No 55                      4.800    09/01/2005  Aaa/AAA*         3,000,000       3,011,610
KY Turnpike Authority Economic Development Road Revenue              5.500    07/01/2007  Aaa/AAA*         3,000,000       3,134,790
Lexington-Fayette Urban County Government  Ky Alumni Association     5.000    11/01/2009     Aaa           1,360,000       1,348,454
Northern KY University Certificate of Participation Housing Facility 4.500    12/01/2004  Aaa/AAA*         1,000,000         996,470
                                                                                                                     ---------------
                                                                                                                          16,847,953
PUBLIC FACILITY BONDS
12.77% OF NET ASSETS
Danville KY Multi-City Lease  Jefferson Housing Authority            5.750    02/01/2000     A1              150,000         150,236
Danville KY Mutli-City Lease Revenue  Owensboro                      4.650    07/01/2000      A              340,000         341,064
Jeffersontown KY Certificates of Participation                       4.450    11/01/2000      A              555,000         556,771
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A          5.625    03/01/2003     Aa            4,500,000       4,647,555
Shelbyville Certificates of Participation Refinancing                4.900    10/01/2007     NR            1,205,000       1,185,118
                                                                                                                     ---------------
                                                                                                                           6,880,744
STATE MORTGAGE REVENUE BONDS
12.14% OF NET ASSETS
KY Housing Corporation Housing Revenue                               4.850    07/01/2004  Aaa/AAA*         1,700,000       1,717,085
KY Housing Corporation Housing Revenue                               5.150    07/01/2007  Aaa/AAA*         2,500,000       2,528,250
KY Housing Corporation Housing Revenue                               5.300    01/01/2004  Aaa/AAA*         2,250,000       2,295,405
                                                                                                                     ---------------
                                                                                                                           6,540,740
STATE GENERAL OBLIGATION BONDS
11.39% OF NET ASSETS
KY Higher Education Student Loan                                     6.400    06/01/2000   A1/AA-*         1,835,000       1,853,772
Kentucky Infrastructure Authority Revolving Fund Series G            6.000    06/01/2000    A2/A*            375,000         377,430
KY Infrastructure Authority  Revolving Fund Program  Series:L        5.000    06/01/2006    A2/A*          1,000,000       1,010,890
KY State Property & Building Community Revenue  Project#55           4.700    09/01/2004   A2/A+*          2,880,000       2,892,989
                                                                                                                     ---------------
                                                                                                                           6,135,081
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.52% OF NET ASSETS
Christian County KY Hospital  Jennie Stuart Medical Center           5.250    07/01/2003     A-*             200,000         203,162
KY Development Finance Authority-Sisters of Charity                  6.000    11/01/2000   A1/A+*          2,000,000       2,034,960
KY Economic Development Finance Authority  Catholic Health           5.500    12/01/2005   Aa2/AA*         1,000,000       1,038,760
KY Economic Development Finance Authority  Catholic Health           5.500    12/01/2006   Aa2/AA*         1,790,000       1,851,218
                                                                                                                     ---------------
                                                                                                                           5,128,100
RENTALS/MUNICIPAL LEASE BONDS
6.70% OF NET ASSETS
KY Asset Liability Community General Fund  Project Notes             4.000    03/01/2003   A2/A+*          1,000,000         989,990
Pendleton County KY Multi-Lease Revenue                              7.550    03/01/2010    AA-*           2,500,000       2,618,225
                                                                                                                     ---------------
                                                                                                                           3,608,215
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.83% OF NET ASSETS
University of KY  Consolidated Education Building  Series:N          5.900    05/01/2003   A1/AA-*           725,000         759,699
University of Louisville KY Consolidated Education Building          5.200    05/01/2004   A1/AA-*         1,000,000       1,027,610
University of Louisville KY Consolidated Education Building          4.700    05/01/2000   A1/AA-*         1,350,000       1,354,455
                                                                                                                     ---------------
                                                                                                                           3,141,764


The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY SHORT-TO-MEDIUM SERIES                                                                      UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                MATURITY
BOND DESCRIPTION                                                     COUPON       DATE      RATING+        PAR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREREFUNDED BONDS
5.39% OF NET ASSETS
Danville KY Multi-City Lease Revenue  Hopkinsville                    6.100    06/01/2000    Baa1         $   140,000  $   141,289
Danville KY Multi-City Lease Revenue  Hopkinsville                    6.200    06/01/2001    Baa1             165,000      169,577
Owensboro KY Electric Light & Power Revenue                          10.500    01/01/2004    AAA*           2,270,000    2,592,340
                                                                                                                      -------------
                                                                                                                         2,903,207
INDUSTRIAL REVENUE BONDS
3.87% OF NET ASSETS
Ashland KY Pollution Control Revenue-Ashland Oil                      7.375    07/01/2009    BAA1           1,370,000    1,408,100
Meade County KY Pollution Control Revenue-Olin Corporation            6.000    07/01/2007     NR              665,000      676,099
                                                                                                                      -------------
                                                                                                                         2,084,199
LOCAL GENERAL OBLIGATION BONDS
2.00% OF NET ASSETS
KY Interlocal Transportation Equipment Lease                          6.000    03/01/2000    A/A*             500,000      501,835
KY Interlocal Transportation Equipment Lease                          4.750    12/01/2000   Aa/AA*             39,000       39,741
KY Interlocal Transportation Equipment Lease                          4.500    12/01/2000    AA-*             204,000      211,956
KY Interlocal Transportation Equipment Lease                          4.550    12/01/2000    AA-*             319,000      322,988
                                                                                                                      -------------
                                                                                                                         1,076,520
COUNTY GENERAL OBLIGATION BONDS
 .96% OF NET ASSETS
Kenton County KY School District Finance Corporation                  5.200    03/01/2005   Aa3/AA*           500,000      517,570
                                                                                                                      -------------
                                                                                                                           517,570
                                                                                                                      -------------

Total Investments (cost $54,804,695)(a) - 95.11% of Net Assets                                                        $ 54,864,093
                                                                                                                      =============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized
     depreciation of securities as follows:
                                                                      Unrealized appreciation                          $    59,398
                                                                      Unrealized depreciation                                  -
                                                                                                                      -------------
                                                                      Net unrealized appreciation                      $    59,398
                                                                                                                      =============



The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES                                                                         UNAUDITED
December 31, 1999

ASSETS:
Investment in securities, at value (Cost: $54,804,695)                                                   $ 54,864,092
Cash                                                                                                        1,040,794
Interest receivable                                                                                         1,046,524
Receivable for investments sold                                                                               880,000
                                                                                                ----------------------
      Total assets                                                                                         57,831,410

LIABILITIES:
Payable for:
   Distributions                                                                        190,416
   Management fee                                                                         3,134
   Transfer agent                                                                           816
   Other fees                                                                            12,028
                                                                              ------------------
      Total liabilities                                                                                       206,394
                                                                                                ----------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                  $ 58,319,802
Net accumulated realized losses on investment transactions                                                   (754,184)
Net unrealized appreciation in value of investments                                                            59,398
                                                                                                ----------------------
Net assets at value                                                                                      $ 57,625,016
                                                                                                ======================

NET ASSET VALUE, Offering price and redemption price per share
          ($57,625,017 / 11,243,102 shares outstanding)                                                  $       5.13
                                                                                                ======================

----------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
Net investment income:
      Interest income                                                                                    $  1,337,905
                                                                                                ----------------------
      Expenses:
         Investment advisory fees                                                                             143,197
         Transfer agent                                                                                        37,392
         Professional fees                                                                                      3,821
         Trustee fees                                                                                           3,017
         Other expenses                                                                                         9,768
                                                                                                ----------------------
         Total expenses                                                                                       197,195
                                                                                                ----------------------
Net investment income                                                                                       1,140,710
                                                                                                ----------------------
Realized and unrealized gain on investments
      Net realized loss                                                                                      (138,492)
      Net decrease in unrealized appreciation                                                                (633,632)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                              (772,124)
                                                                                                ----------------------
Net increase in net assets resulting from operations                                                     $    368,586
                                                                                                ======================


The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                                                                                                                      UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                                SIX MONTHS            ONE YEAR
                                                                                                 12/31/99               1999
                                                                                      -------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                    $ 1,140,710           $ 2,317,228
      Net realized gain/(loss) on investments                                                     (138,492)               69,983
      Net decrease in unrealized appreciation                                                     (633,632)             (948,824)
                                                                                      -------------------------------------------
   Net increase in net assets resulting from operations                                            368,586             1,438,387
   Distributions to shareholders                                                                (1,140,710)           (2,317,228)
   Net fund share transactions                                                                    (232,571)            5,384,908
                                                                                      -------------------------------------------
Total increase / (decrease)                                                                     (1,004,695)            4,506,067
Net assets:
   Beginning of year                                                                            58,629,711            54,123,644
                                                                                      -------------------------------------------
   End of period                                                                              $ 57,625,016          $ 58,629,711
                                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                          6 MONTHS                       FOR THE YEARS ENDED JUNE 30,
                                                     ----------------  -----------------------------------------------------------
                                                          12/31/99           1999           1998          1997            1996
                                                     ----------------  --------------  ------------- -------------   -------------

Net asset value, beginning of year                           $  5.20         $  5.27        $  5.22       $  5.20         $  5.18
                                                     ----------------  --------------  ------------- -------------   -------------
Income from investment operations:
  Net investment income                                         0.10            0.21           0.21          0.22            0.21
  Net gains/(losses) on securities,
    both realized and unrealized                               (0.07)          (0.07)          0.05          0.02            0.02
                                                     ----------------  --------------  ------------- -------------   -------------
Total from investment operations                                0.03            0.14           0.26          0.24            0.23
Less distributions:
  Distributions from capital gains
  Distributions from net investment income                     (0.10)          (0.21)         (0.21)        (0.22)          (0.21)
                                                     ----------------  --------------  ------------- -------------   -------------
Net asset value, end of period                               $  5.13         $  5.20        $  5.27       $  5.22         $  5.20
                                                     ================  ==============  ============= =============   =============
Total return                                                   0.65%           2.58%          5.12%         4.59%           4.51%
Net assets, end of period (in thousands)                     $57,625         $58,630        $54,124       $53,829         $66,574
Ratio of expenses to average net assets                        0.35%           0.72%          0.74%         0.72%           0.75%
Ratio of net investment income to
    average net assets                                         2.01%           3.89%          4.05%         4.11%           4.04%
Portfolio turnover                                            10.11%          27.38%         20.98%        20.03%          57.80%


The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES                                                               UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                     MATURITY
BOND DESCRIPTION                                                         COUPON        DATE      RATING+    PAR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
45.92% OF NET ASSETS
Catawba County NC Catawba Memorial Hospital Revenue                       5.000     10/01/2017   Aaa/AAA*      $500,000    $ 461,720
Craven NC Regional Medical Authortiy Health Care Facilities               5.625     10/01/2017   Aaa/AAA*        10,000       10,129
Cumberland County NC Civic Center Project Certificates of Partcipation    5.000     12/01/2018   Aaa/AAA*       500,000      461,955
Cumberland County NC Detention Center & Mental Health Revenue             5.500     06/01/2019   Aaa/AAA*     1,000,000      972,060
Dare County NC Utility System Revenue                                     5.250     06/01/2018   Aaa/AAA*       250,000      237,533
Elizabeth City NC Housing Developement Mortgage Revenue                   6.125     04/01/2023      Aa          140,000      143,394
Fayetteville NC Public Works Community Revenue                            5.100     03/01/2015   Aaa/AAA*       400,000      382,860
Gaston County NC Public Facilities Project Certificates of Partcipation   5.250     12/01/2016   Aaa/AAA*       850,000      835,006
Gastonia NC Combined Utilities Systems Revenue                            5.625     05/01/2019   Aaa/AAA*       500,000      491,570
Greenville NC Housing Developement Corp Series A                          5.800     07/01/2024   Aaa/AAA*        40,000       40,952
New Hanover County NC Certificates of Participation                       5.000     12/01/2017   Aaa/AAA*       250,000      234,773
New Hanover County NC Hospital Revenue                                    5.750     10/01/2026   Aaa/AAA*       100,000      101,638
New Hanover County NC Hospital Revenue                                    5.000     10/01/2019   Aaa/AAA*     1,110,000    1,003,873
NC Central University Housing System Revenue                              5.800     11/01/2018   Aaa/AAA*        50,000       51,741
NC Central University Housing System Revenue                              5.800     11/01/2020   Aaa/AAA*        60,000       62,003
NC Eastern Municipal Power Agency Power System Refunding                  5.375     01/01/2024   Aaa/AAA*     1,000,000      949,020
NC Eastern Municipal Power Agency Power System Revenue                    5.700     01/01/2015   Aaa/AAA*       345,000      355,022
NC Eastern Municipal Power Agency Power System Revenue                    5.750     01/01/2019   Aaa/AAA*       100,000      101,467
NC Medical Care Community Hospital Revenue-High Point                     5.000     10/01/2019   Aaa/AAA*       500,000      460,455
NC Medical Care Community Hospital Revenue-St Joseph                      5.100     10/01/2014   Aaa/AAA*         5,000        4,949
NC Medical Care Community Hospital Revenue-Stanly Hospital                5.375     10/01/2014   Aaa/AAA*        50,000       50,395
NC Medical Care Community Hospital Revenue-Wilson Memorial                5.625     11/01/2018   Aaa/AAA*        80,000       81,848
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.750     01/01/2020   Aaa/AAA*        50,000       51,200
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.125     01/01/2017   Aaa/AAA*       550,000      521,010
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.000     01/01/2015   Aaa/AAA*         5,000        4,801
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.125     01/01/2017   Aaa/AAA*       500,000      464,845
Pitt County NC Public Facilities Certificates of Participation            5.850     04/01/2017   Aaa/AAA*       100,000      103,749
Union County NC Enterprise System Revenue                                 5.500     06/01/2021   Aaa/AAA*       245,000      246,463
University of NC at Wilmington Dorm & Dining System Revenue               5.400     01/01/2018   Aaa/AAA*       120,000      119,453
Winston Salem NC State University Revenue Student Services                5.400     06/01/2012   Aaa/AAA*        10,000       10,220
                                                                                                                        ------------
                                                                                                                           9,016,101
HOSPITAL AND HEALTHCARE REVENUE BONDS
27.88% OF NET ASSETS
Charlotte-Mecklenburg NC Health Care System                               5.750     01/15/2021   Aa3/AA*        250,000      244,035
Charlotte-Mecklenburg NC Health Care System                               5.875     01/15/2026   Aa3/AA*         50,000       49,051
Cumberland County NC Hospital Facilities Revenue                          5.250     10/01/2019    A3/A-*      1,000,000      914,870
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.375     06/01/2014   Aa3/AA*         45,000       47,484
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.000     06/01/2022    Aa/AA*         45,000       46,635
NC Medical Care Community Hospital Revenue-Carolina Medicorp              5.500     05/01/2015   Aa3/AA*         70,000       70,638
NC Medical Care Community Hospital Revenue-Duke University Hospital       5.000     06/01/2018   Aa3/AA*        300,000      270,216
NC Medical Care Community Hospital Revenue-Duke University Hospital       5.250     06/01/2017   Aa3/AA*        900,000      853,695
NC Medical Care Community Hospital Revenue-Duke University Hospital       5.250     06/01/2021   Aa3/AA*        150,000      141,174
NC Medical Care Community Hospital Revenue-Gaston Memorial                5.500     02/15/2019    A2/A+*        150,000      143,994
NC Medical Care Community Hospital Revenue-Pitt County                    5.000     12/01/2018   Aa3/AA-*       500,000      453,325
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500     10/01/2014   Aa/AA+*         35,000       35,288
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500     10/01/2020   Aa3/AA*      1,100,000    1,062,930
NC Medical Care Community Hospital Revenue-Rex Hospital                   5.000     06/01/2017   Aaa/AAA*       500,000      458,540
University of NC at Chapel Hill Hospital Revenue                          6.000     02/15/2024    Aa/AA*        100,000      104,609
University of NC at Chapel Hill Hospital Revenue                          5.250     02/15/2019   Aa3/AA*        105,000      100,238
University of NC at Chapel Hill Hospital Revenue                          5.250     02/15/2017   Aaa/AAA*       500,000      477,675
                                                                                                                        ------------
                                                                                                                           5,474,397

The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES                                                           UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                  MATURITY
BOND DESCRIPTION                                                      COUPON        DATE      RATING+   PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
COUNTY GENERAL OBLIGATION BONDS
6.82% OF NET ASSETS
Forsyth County NC Certificates of Participation                        5.000     10/01/2018   Aa2/AA*  $  400,000    $    359,872
Union County NC General Obligation Series B                            5.400     03/01/2017   Aaa/AAA*  1,000,000         979,110
                                                                                                                  ----------------
                                                                                                                        1,338,982
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.91% OF NET ASSETS
NC Educational Facilities Finance Agency St Augustines                 5.250     10/01/2018     AA*       600,000         581,166
NC Educational Facilities Finance Agency St Augustines                 5.250     10/01/2028     AA*       630,000         579,272
                                                                                                                  ----------------
                                                                                                                        1,160,438
MUNICIPAL UTILITY REVENUE BONDS
5.77% OF NET ASSETS
Charlotte NC Water & Sewer System Revenue                              5.250     12/01/2021    Aa/AA*     715,000         670,734
Greenville NC Enterprise System Revenue                                6.000     09/01/2010    A1/A+*     100,000         105,544
NC Eastern Municipal Power Agency Power System Revenue                 5.500     01/01/2017   Aaa/AAA*    150,000         151,277
Orange NC Water and Sewer Revenue Bond                                 5.200     07/01/2016   Aa2/AA*     210,000         205,449
                                                                                                                  ----------------
                                                                                                                        1,133,004
STATE MORTGAGE REVENUE BONDS
3.25% OF NET ASSETS
Lenoir NC Housing Authority Mortgage Revenue                           5.700     08/20/2024     AAA*      100,000         100,286
NC Housing Finance Agency Single Family Revenue Series Y               6.300     09/01/2015   Aaa/AA*     145,000         155,363
NC Housing Finance Agency Single Family Revenue Series II              6.200     03/01/2016   Aa2/AA*      90,000          93,372
NC Housing Finance Agency Single Family Revenue Series KK              5.875     09/01/2017   Aa2/AA+*     90,000          90,833
NC Housing Finance Agency Home Ownership Revenue                       5.125     07/01/2013   Aa2/AA*     100,000          95,907
Vance County NC Housing Mortgage Revenue Henderson Project             6.150     03/01/2022     Aa2       100,000         101,724
                                                                                                                  ----------------
                                                                                                                          637,486
PREREFUNDED BONDS
2.79% OF NET ASSETS
Catawba County NC Catawba Memorial Hospital Revenue                    6.000     10/01/2017   Aaa/AAA*    100,000         105,868
Cumberland County NC Hospital Facilities Revenue                       6.000     10/01/2021   Aaa/AAA*     90,000          92,714
Forsyth County NC General Obligation Public Improvement                5.600     08/01/2009   Aa1/AAA*      5,000           5,105
NC Eastern Municipal Power Agency Power System Revenue                 6.000     01/01/2026   AAA/BBB*     15,000          15,793
Pitt County NC Memorial Hospital Revenue                               5.500     12/01/2015   Aaa/AAA*    325,000         327,886
                                                                                                                  ----------------
                                                                                                                          547,365
PUBLIC FACILITIES REVENUE BONDS
1.66%  OF NET ASSETS
Charlotte NC Certificate of Participation Law Project B                5.375     06/01/2013   Aa1/AA*     100,000         100,765
Greensboro NC Coliseum Complex Improvement Project Series A            5.700     12/01/2010    A1/AA*      55,000          58,104
Monroe NC Combined Enterprise System Revenue                           6.000     03/01/2019     A/A*      100,000         106,233
Shelby NC Combined Enterprise System Revenue                           5.625     05/01/2014    A/A-*       20,000          20,438
Shelby NC Combined Enterprise System Revenue                           5.625     05/01/2014    A/A-*       40,000          40,875
                                                                                                                  ----------------
                                                                                                                          326,415
                                                                                                                  ----------------

Total Investments (cost $20,460,681)(a) - 106.87% of Net Assets                                                      $ 19,634,188
                                                                                                                  ================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized
     depreciation of securities as follows:
                                                                        Unrealized appreciation                      $     74,885
                                                                        Unrealized depreciation                          (901,378)
                                                                                                                  ---------------
                                                                        Net unrealized depreciation                  $   (826,493)
                                                                                                                  ===============



The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
                                                                                                                UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
ASSETS:
Investments in securities, at value (Cost $20,460,681)                                                         $ 19,634,189
Interest receivable                                                                                                 277,445
Receivable from advisor                                                                                                 226
                                                                                                      ----------------------
      Total assets                                                                                               19,911,860

LIABILITIES:
Cash overdraft                                                                         $      458,271
Payable for:
   Distributions                                                                              255,829
   Fund shares redeemed                                                                        50,000
   Management fee                                                                               1,048
   Transfer agent                                                                                 315
   Other fees                                                                                     269
                                                                                  --------------------
      Total liabilities                                                                                             765,732
                                                                                                      ----------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                        $ 20,090,830
Net accumulated realized losses on investment transactions                                                         (118,209)
Net unrealized depreciation in value of investments                                                                (826,493)
                                                                                                      ----------------------
Net assets at value                                                                                            $ 19,146,128
                                                                                                      ======================

NET ASSET VALUE,   offering price and redemption price per share
                    ($19,146,128/1,875,737 shares outstanding)                                                 $      10.21
                                                                                                      ======================

----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                          $    540,174
                                                                                                      ----------------------
      Expenses:
         Investment advisory fees                                                                                    49,843
         Transfer agent                                                                                              14,950
         Professional fees                                                                                            2,376
         Trustee fees                                                                                                 1,052
         Other expenses                                                                                               3,126
                                                                                                      ----------------------
         Total expenses                                                                                              71,347
         Expenses reimbursed by Investment Advisor                                                                  (16,520)
                                                                                                      ----------------------
Net investment income                                                                                               485,347
                                                                                                      ----------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                            (148,320)
      Net decrease in unrealized appreciation                                                                      (621,551)
                                                                                                      ----------------------
Net realized and unrealized loss on investments                                                                    (769,871)
                                                                                                      ----------------------
Net decrease in net assets resulting from operations                                                           $   (284,524)
                                                                                                      ======================



The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES                                                          UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                               Six Months            One Year
                                                                                                12/31/99               1999
                                                                                     ------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                      $ 485,347           $ 631,271
      Net realized gain (loss) on investments                                                     (148,320)             49,547
      Net decrease in unrealized appreciation                                                     (621,551)           (528,565)
                                                                                     ------------------------------------------
   Net increase in net assets resulting from operations                                           (284,524)            152,253
   Net capital gains                                                                                                    (6,826)
   Distributions to shareholders                                                                  (485,347)           (631,271)
   Net fund share transactions                                                                     459,655          10,030,995
                                                                                     ------------------------------------------
Total increase/(decrease)                                                                         (310,216)          9,545,151
Net assets:
   Beginning of year                                                                            19,456,344           9,911,193
                                                                                     ------------------------------------------
   End of year                                                                                $ 19,146,128        $ 19,456,344
                                                                                     ==========================================

-----------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                                                                       For the years ended June 30,
                                                     6 months       ------------------------------------------------------------
                                                     12/31/99           1999          1998            1997           1996(a)
                                                   -------------    ------------- -------------   -------------    -------------

Net asset value, beginning of year                      $ 10.61          $ 10.82        $10.33         $  9.88           $10.00
                                                   -------------    ------------- -------------   -------------    -------------
Income from investment operations:
  Net investment income                                    0.13             0.50          0.53            0.54             0.32
  Net gains/(losses) on securities,
    both realized and unrealized                          (0.40)           (0.20)         0.49            0.45            (0.12)
                                                   -------------    ------------- -------------   -------------    -------------
Total from investment operations                          (0.27)            0.30          1.02            0.99             0.20
Less distributions:
  Distributions from capital gains                         0.00            (0.01)         0.00            0.00             0.00
  Distributions from net investment income                (0.13)           (0.50)        (0.53)          (0.54)           (0.32)
                                                   -------------    ------------- -------------   -------------    -------------
Net asset value, end of period                          $ 10.21          $ 10.61        $10.82         $ 10.33           $ 9.88
                                                   =============    ============= =============   =============    =============
Total return (b)                                         -1.38%            2.71%         9.99%          10.21%            3.23%
Net assets, end of period (in thousands)                $19,146          $19,456        $9,911         $ 3,586           $1,063
Ratio of expenses to average net assets (b)               0.28%            0.45%         0.33%           0.25%            0.18%
  Before expense reimbursement (b)                        0.36%            0.77%         0.76%           0.81%            2.47%
Ratio of net investment income to
    average net assets (b)                                2.45%            4.43%         4.47%           4.72%            0.99%
  After expense reimbursement (b)                         2.36%            4.74%         4.90%           5.29%            3.27%
Portfolio turnover                                       19.44%           11.70%        16.77%          24.13%           22.83%

(a)  Commencement of operations November 16, 1995.
(b)  Annualized for periods less than a year.

    The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES                                                           UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                              MATURITY
BOND DESCRIPTION                                                   COUPON       DATE      RATING+     PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------

HOSPITAL AND HEALTHCARE REVENUE BONDS
36.28% OF NET ASSETS
Charlotte-Mecklenburg Hospital Authority NC Health Care System      5.400    01/15/2007   Aa3/AA*      $ 200,000        $ 203,980
Charlotte-Mecklenburg Hospital Authority Revenue Series-A           4.400    01/15/2003   Aa3/AA*        100,000           99,885
Charlotte-Mecklenberg Hospital Authority NC Health Care System      6.000    01/01/2003   Aa/AA*         150,000          155,780
Cumberland County NC Hospital Facility Revenue                      4.100    10/01/2003   A3/A-*         175,000          171,358
Cumberland County NC Hospital Facility Revenue                      4.500    10/01/2007   Aa3/AA*        200,000          193,002
NC Community Health Care Facility  Duke Hospital                    4.100    06/01/2005   Aa3/AA*        100,000           96,738
NC Medical Care Community Health Care Facility  Duke University     4.500    06/01/2007   Aa3/AA*        200,000          193,496
North Carolina Medical Care Community Hospital-Scotland Memoral     5.375    10/01/2011     AA*           60,000           60,146
NC Medical Care Community Hospital-Baptist Hospital                 5.400    06/01/2001   Aa/AA-*         10,000           10,200
NC Medical Care Community Hospital-Presbytarian Health              5.000    10/01/2002   Aa3/AA*         40,000           40,726
NC Medical Care Community Hospital-Presbytarian Health              5.350    10/01/2001   Aa/AA*          25,000           25,542
NC Medical Care Community Hospital  Gaston Memorial                 5.250    02/15/2007   A2/A+*          50,000           50,679
North Carolina Medical Care Community Hospital - Southeastern       5.000    06/01/2003    A*/A*         200,000          200,114
NC Medical Care Community Hospital  Pitt County Memorial            4.750    12/01/2004   Aa3/AA*        170,000          169,772
                                                                                                                 -----------------
                                                                                                                        1,671,418
INSURED MUNICIPAL BONDS
30.56% OF NET ASSETS
Asheville NC Certificates of Participation  Series B                4.300    06/01/2002  Aaa/AAA*         25,000           25,005
Burke County NC General Obligation                                  6.250    03/01/2000  Aaa/AAA*         50,000           50,218
Catawba County NC Hospital Revenue  Catawba Memorial Hospital       4.000    10/01/2003     Aaa          110,000          108,077
Coastal Regualtion Solid Waste Management Authority NC              4.250    06/01/2005  Aaa/AAA*        125,000          122,566
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartment     6.500    01/01/2005  Aaa/AAA*        135,000          144,450
Johnston County NC Finance Corporation  School & Museum Project     4.650    08/01/2008  Aaa/AAA*        200,000          196,248
New Hanover County NC Regional Medical Center Hospital Revenue      4.250    10/01/2009  Aaa/AAA*        100,000           93,673
NC Medical Care Community Hospital-High Point Health System         4.400    10/01/2003  Aaa/AAA*         50,000           49,843
NC Municipal Power Agency  No 1 Catawba Electric Revenue            5.500    01/01/2001  Aaa/AAA*         70,000           71,019
NC Municipal Power Agency  No 1 Catawba Electric Revenue            5.100    01/01/2007  Aaa/AAA*        125,000          126,614
NC Medical Care Community Hospital  Wilson Memorial Hospital        4.900    11/01/2007  Aaa/AAA*         75,000           75,043
Pitt County NC Certificates Of Participation                        5.500    04/01/2002  Aaa/AAA*         70,000           71,793
Sanford NC Refunding-Water & Sewer General Obligation               4.500    03/01/2000   Aaa/A+*         15,000           15,022
Wilkes County NC Refinancing                                        5.250    06/01/2006  Aaa/AAA*        250,000          258,605
                                                                                                                 -----------------
                                                                                                                        1,408,176
PREREFUNDED BONDS
10.66% OF NET ASSETS
Charlotte-Mecklenburg Hospital  Nc Health Care Systems              6.000    01/01/2022   Aa3/AA*        150,000          157,799
Charlotte NC General Obligation                                     6.900    10/01/2006  Aaa/AAA*         25,000           26,027
Charlotte NC Certificates of Participation Convention Center        6.750    12/01/2021  Aaa/AAA*        200,000          213,326
Forsyth County NC General Obligation                                6.700    03/01/2004  Aa1/AAA*         30,000           30,746
Franklin County NC Certificates of Participation Jail & School      6.000    06/01/2002  Aaa/AAA*         15,000           15,600
Pitt County NC Revenue-Pitt County Memorial Hospital                6.900    12/01/2021  Aaa/AA-*          5,000            5,341
Polk County NC General Obligation                                   6.700    05/01/2011  Aaa/AAA*         40,000           42,112
                                                                                                                 -----------------
                                                                                                                          490,950
LOCAL GENERAL OBLIGATION BONDS
6.70% OF NET ASSETS
Asheville NC Certificates of Participation  Series:A                4.600    06/01/2005    A1/A*          50,000           49,856
Charlotte NC Certificates of Participation Equipment Aquisition     4.350    09/01/2000     AA*           70,000           70,225
Durham NC Certificates of Participation                             5.100    06/01/2005   Aa3/AA*        100,000          102,273
Forsyth County NC Refunding General Obligation                      4.600    03/01/2001  Aa1/AAA*         15,000           15,131
Greensboro NC Refunding General Obligation                          4.600    03/01/2000  Aa1/AAA*         25,000           25,042
Rocky Mount NC General Obligation                                   6.100    05/01/2001    A/A+*          25,000           25,644
Surf City NC Refunding General Obligation                           5.400    03/01/2001    BBB-           20,000           20,301
                                                                                                                 -----------------
                                                                                                                          308,471




The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES                                                            UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                              MATURITY
BOND DESCRIPTION                                                  COUPON        DATE     RATING+      PAR VALUE        MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STATE GENERAL OBLIGATION BONDS
5.47% OF NET ASSETS
NC State General Obligation                                         5.000    06/01/2003  Aaa/AAA*      $ 50,000         $    51,259
North Carolina State General Obligation  Series A                   4.750    04/01/2006  Aaa/AAA*       200,000             200,952
                                                                                                                    ---------------
                                                                                                                            252,211
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.28% OF NET ASSETS
NC Education Facility Finance Agency (St Augustine College)         4.450    10/01/2002     AA*         100,000             100,456
University of NC   Utility System Revenue                           4.900    08/01/2003   Aa2/AA*        50,000              50,835
                                                                                                                    ---------------
                                                                                                                            151,291
ESCROWED TO MATURITY BONDS
3.10% OF NET ASSETS
Durhan County NC Certificates of Participation                      5.200    05/01/2002   Aa/AA*        100,000             102,060
Durham NC General Obligation                                        7.000    05/01/2000  Aaa/AAA*        40,000              40,550
                                                                                                                    ----------------
                                                                                                                            142,610
MUNICIPAL UTILITY REVENUE BONDS
2.18% OF NET ASSETS
Buncombe County NC Water & Sewer Revenue                            6.100    07/01/2001    A/A+*         25,000              25,720
Orange County NC Water & Sewer Authority Revenue Refunding          4.250    07/01/2001   Aa/AA*          5,000               5,015
Winston-Salem NC Water & Sewer Revenue Refunding                    4.300    06/01/2003   Aa2/AA*        70,000              69,910
                                                                                                                    ----------------
                                                                                                                            100,645
COUNTY GENERAL OBLIGATION BONDS
1.11% OF NET ASSETS
Caldwell County NC General Obligation                               6.000    02/01/2005    A1/A*         50,000              51,263
                                                                                                                    ---------------
                                                                                                                             51,263
STATE MORTGAGE REVENUE BONDS
 .66% OF NET ASSETS
NC Housing Finance Agency Single Family                             4.750    03/01/2002   Aa/AA*         30,000              30,275
                                                                                                                     ---------------
                                                                                                                             30,275
                                                                                                                     ---------------
Total Investments (cost $4,661,439)(a) - 98.06% of Net Assets                                                           $ 4,607,310
                                                                                                                     ===============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized
     depreciation of securities as follows:
                                                                               Unrealized appreciation                  $   25,062
                                                                               Unrealized depreciation                     (79,191)
                                                                                                                     --------------
                                                                               Net unrealized depreciation              $  (54,129)
                                                                                                                     ===============




The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                                                                                                  UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities,at value (Cost: $4,661,439)                                                  $ 4,607,310
Cash                                                                                                        86,825
Receivable from investments sold                                                                            15,000
Interest receivable                                                                                         62,815
Receivable from advisor                                                                                      1,780
                                                                                                -------------------
      Total assets                                                                                       4,773,730

LIABILITIES:
Payable for:
   Distributions                                                                        $14,640
   Transfer agent                                                                         1,914
   Other fees                                                                             3,337
                                                                                  --------------
      Total liabilities                                                                                     19,891
                                                                                                -------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                                $ 4,823,147
Net accumulated realized losses on investment transactions                                                 (15,179)
Net unrealized depreciation in value of investments                                                        (54,129)
                                                                                                -------------------
Net assets at value                                                                                    $ 4,753,839
                                                                                                ===================

NET ASSET VALUE,  offering price and redemption price per share
       ($4,753,840/475,292.930 shares outstanding)                                                     $     10.00
                                                                                                ===================

-------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                  $    95,980
                                                                                                -------------------
      Expenses:
         Investment advisory fees                                                                           11,064
         Transfer agent                                                                                      3,319
         Professional fees                                                                                   1,030
         Trustee fees                                                                                          227
         Other expenses                                                                                      2,120
                                                                                                -------------------
         Total expenses                                                                                     17,760
         Expenses Reimbursed by Investment Advisor                                                          (7,143)
                                                                                                -------------------
Net investment income                                                                                       85,363
                                                                                                -------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                     (9,997)
      Net increase in unrealized depreciation                                                              (31,613)
                                                                                                -------------------
Net realized and unrealized loss on investments                                                            (41,610)
                                                                                                -------------------
Net increase in net assets resulting from operations                                                   $    43,753
                                                                                                ===================




The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                                                                                                      UNAUDITED
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                                Six Months            One Year
                                                                                                 12/31/99               1999
                                                                                      ------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                    $    85,363          $   105,607
      Net realized loss on investments                                                              (9,997)              (1,920)
      Net increase in unrealized depreciation                                                      (31,613)             (56,088)
                                                                                      ------------------------------------------
   Net increase in net assets resulting from operations                                             43,753               47,599
      Distributions to shareholders                                                                (85,363)            (105,607)
      Net fund share transactions                                                                  857,349            1,802,142
                                                                                      ------------------------------------------
Total increase                                                                                     815,739            1,744,134
Net assets:
   Beginning of year                                                                             3,938,100            2,193,967
                                                                                      ------------------------------------------
   End of period                                                                               $ 4,753,839          $ 3,938,101
                                                                                      ==========================================

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                                           6 months                         For the years ended June 30,
                                                       -----------------------------------------------------------------------------
                                                           12/31/99            1999           1998           1997          1996(a)
                                                       --------------      -----------    -----------    ------------     ----------

Net asset value, beginning of year                            $10.09           $10.24         $10.12           $9.99         $10.00
                                                       --------------      -----------    -----------    ------------     ----------
Income from investment operations:
  Net investment income                                         0.19             0.39           0.40            0.41           0.24
  Net gains/(losses) on securities,
    both realized and unrealized                               (0.09)           (0.15)          0.12            0.13          (0.01)
                                                       --------------      -----------    -----------    ------------     ----------
Total from investment operations                                0.10             0.24           0.52            0.54           0.23
Less distributions:
  Distributions from capital gains                              0.00             0.00           0.00            0.00           0.00
  Distributions from net investment income                     (0.19)           (0.39)         (0.40)          (0.41)         (0.24)
                                                       --------------      -----------    -----------    ------------     ----------
Net asset value, end of period                                $10.00           $10.09         $10.24          $10.12          $9.99
                                                       ==============      ===========    ===========    ============     ==========
Total return (b)                                               1.05%            2.35%          5.20%           5.49%          3.79%
Net assets, end of period (in thousands)                      $4,754           $3,938         $2,194          $1,458         $1,159
Ratio of expenses to average net assets (b)                    0.24%            0.44%          0.41%           0.23%          0.16%
  Before expense reimbursement (b)                             0.41%            0.78%          0.86%           0.82%          1.78%
Ratio of net investment income to
    average net assets (b)                                     1.78%            3.44%          3.44%           3.46%          0.85%
  After expense reimbursement (b)                              1.95%            3.78%          3.89%           4.06%          2.47%
Portfolio turnover                                             9.30%           25.54%         14.89%          17.20%         17.18%

(a)  Commencement of operations November 16, 1995.
(b)  Annualized for periods less than a year.



The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                            MATURITY
BOND DESCRIPTION                                                             COUPON           DATE         RATING+
-----------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
27.32% OF NET ASSETS
Bristol TN Health & Educational Facility Bristol Memorial Hospital                 5.250      09/01/2021  Aaa/AAA*
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                           5.625      10/01/2018  Aaa/AAA*
Clarksville TN Water Sewer & Gas Refunding & Improvement                           6.250      02/01/2018  Aaa/AAA*
Clarksville TN Water Sewer & Gas Revenue                                           5.650      02/01/2017     Aaa
Franklin TN Industrial Development Board Landings Apartment                        5.550      10/01/2008  Aaa/AAA*
Franklin TN Industrial Development Board Landings Apartment                        5.900      10/01/2016  Aaa/AAA*
Gatlinburg TN Public Building Authority  Convention Center                         6.900      12/01/2012  Aaa/AAA*
Greater Tennessee Housing Assistance Refunding                                     7.250      07/01/2024  Aaa/AAA*
Jackson TN Hospital Revenue Refunding & Improvement                                5.625      04/01/2015  Aaa/AAA*
Knox County/Chapman TN Utility District Water & Sewer                              6.000      01/01/2014  Aaa/AAA*
Knox County TN Health Educational & Housing Facilities Baptist Hospital            5.500      04/15/2017    AAA*
Knox County TN Health Educational & Housing Facilities Ft Sanders                  5.650      01/01/2008  Aaa/AAA*
Knox County TN Health Educational & Housing Facilities Ft Sanders                  6.250      01/01/2013  Aaa/AAA*
Knox County TN Health Educational & Housing Facilities Ft Sanders                  5.250      01/01/2023  Aaa/AAA*
Knox County TN Health Educational & Housing Facilities Mercy Health                5.875      09/01/2015  Aaa/AAA*
Knox County TN Health Educational & Housing Facilities Mercy Health                6.000      09/01/2019  Aaa/AAA*
Knox County TN Utility District Water & Sewer                                      5.625      12/01/2019     Aaa
Knoxville TN Development Corp Housing Revenue Morningside                          6.100      07/20/2020     AAA
Lawrence County TN Public Improvements General Obligation                          6.300      03/01/2008  Aaa/AAA*
Memphis Shelby County TN Airport Revenue Refunding                                 5.650      09/01/2015  Aaa/AAA*
Metropolitan Nashville & Davidson County TN Stadium Project                        5.750      07/01/2014  Aaa/AAA*
Metropolitan Nashville & Davidson County TN Stadium Project                        5.875      07/01/2021  Aaa/AAA*
Metropolitan Nashville & Davidson County TN Airport Series C                       6.625      07/01/2007  Aaa/AAA*
Metropolitan Nashville & Davidson County TN Airport Series C                       6.600      07/01/2015  Aaa/AAA*
North Anderson TN Utility District Waterworks Revenue                              5.600      01/01/2015  Aaa/AAA*
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue                5.250      08/20/2018     Aaa
Sevier County TN Public Buildings Authority Solid Waste Facility                   5.600      09/01/2015  Aaa/AAA*
Shelby County TN Health Educational & Housing Heritage Place                       6.900      07/01/2014  Aaa/AAA*
Shelby County TN Health Educational & Housing Methodist Health Systems             5.300      08/01/2015  Aaa/AAA*
Shelby County TN Health Educational & Housing Methodist Health Systems             5.375      04/01/2013  Aaa/AAA*
Shelby County TN Health Educational & Housing Methodist Health Systems             5.000      04/01/2018  Aaa/AAA*
Sullivan County TN Health Educational & Housing Holston Valley                     5.750      02/15/2013  Aaa/AAA*
TN Housing Development Agency Homeownership Program                                5.900      07/01/2017  Aaa/AAA*
TN Housing Development Agency Mortgage Finance Program                             5.900      07/01/2018  Aaa/AAA*
TN Housing Development Agency Mortgage Finance Program                             5.850      07/01/2013  Aaa/AAA*
TN Housing Development Agency Mortgage Finance Program                             6.200      07/01/2018  Aaa/AAA*
TN Local Development Authority Student Loan Program                                5.125      03/01/2022  Aaa/AAA*


HOSPITAL AND HEALTHCARE REVENUE BONDS
18.97% OF NET ASSETS
Anderson County TN Health & Educational Facilities Revenue                         5.650      07/01/2007     A1
Chattanooga TN Health Educational & Housing Revenue                                5.000      12/01/2018   Aa2/AA*
Knox County TN Health Educational & Housing Facilities University                  5.750      04/01/2019    Baa1
Metropolitan Nashville & Davidson County TN Modal                                  5.500      05/01/2023     AA*
Metropolitan Nashville & Davidson County TN Open Arms                              5.100      08/01/2016     AA*
Metropolitan Nashville & Davidson County TN Open Arms                              5.100      08/01/2019     AA*
Montgomery County TN Health Educational & Housing Hospital                         5.375      01/01/2018  Baa/BBB*
Signal Mountain TN Health Educational & Housing Alexian Village                    7.500      01/01/2019     A2
Sumner County TN Health Educational & Housing Sumner Health                        7.500      11/01/2014     A-


STATE AND LOCAL MORTGAGE REVENUE
14.11% OF NET ASSETS
Knoxville TN Development Corp Housing Revenue Clinton Tower                        6.650      10/15/2010     A*
Memphis TN Health Education & Housing Board Riverdale Plaza                        6.350      07/20/2028    AAA*



DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                          UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                   PAR VALUE     MARKET VALUE
----------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
27.32% OF NET ASSETS
Bristol TN Health & Educational Facility Bristol Memorial Hospital                     $400,000       $ 369,776
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                                 30,000          29,301
Clarksville TN Water Sewer & Gas Refunding & Improvement                                200,000         206,586
Clarksville TN Water Sewer & Gas Revenue                                                200,000         197,402
Franklin TN Industrial Development Board Landings Apartment                              50,000          51,532
Franklin TN Industrial Development Board Landings Apartment                             800,000         808,072
Gatlinburg TN Public Building Authority  Convention Center                               90,000          96,018
Greater Tennessee Housing Assistance Refunding                                            5,000           5,234
Jackson TN Hospital Revenue Refunding & Improvement                                     310,000         308,869
Knox County/Chapman TN Utility District Water & Sewer                                    40,000          41,694
Knox County TN Health Educational & Housing Facilities Baptist Hospital               1,315,000       1,289,029
Knox County TN Health Educational & Housing Facilities Ft Sanders                        20,000          20,656
Knox County TN Health Educational & Housing Facilities Ft Sanders                        10,000          10,787
Knox County TN Health Educational & Housing Facilities Ft Sanders                       400,000         370,816
Knox County TN Health Educational & Housing Facilities Mercy Health                      15,000          15,570
Knox County TN Health Educational & Housing Facilities Mercy Health                     100,000         102,348
Knox County TN Utility District Water & Sewer                                           400,000         393,160
Knoxville TN Development Corp Housing Revenue Morningside                               500,000         515,950
Lawrence County TN Public Improvements General Obligation                                50,000          53,053
Memphis Shelby County TN Airport Revenue Refunding                                       55,000          55,472
Metropolitan Nashville & Davidson County TN Stadium Project                             100,000         102,087
Metropolitan Nashville & Davidson County TN Stadium Project                             350,000         352,674
Metropolitan Nashville & Davidson County TN Airport Series C                             30,000          31,674
Metropolitan Nashville & Davidson County TN Airport Series C                            120,000         126,040
North Anderson TN Utility District Waterworks Revenue                                   100,000         101,327
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue                     655,000         622,106
Sevier County TN Public Buildings Authority Solid Waste Facility                        100,000         100,560
Shelby County TN Health Educational & Housing Heritage Place                            150,000         163,707
Shelby County TN Health Educational & Housing Methodist Health Systems                  760,000         755,980
Shelby County TN Health Educational & Housing Methodist Health Systems                  690,000         699,439
Shelby County TN Health Educational & Housing Methodist Health Systems                1,000,000         921,130
Sullivan County TN Health Educational & Housing Holston Valley                          130,000         133,935
TN Housing Development Agency Homeownership Program                                      35,000          35,557
TN Housing Development Agency Mortgage Finance Program                                   95,000          96,288
TN Housing Development Agency Mortgage Finance Program                                  100,000         102,978
TN Housing Development Agency Mortgage Finance Program                                  755,000         774,539
TN Local Development Authority Student Loan Program                                   1,000,000         915,140
                                                                                                ----------------
                                                                                                     10,976,484
HOSPITAL AND HEALTHCARE REVENUE BONDS
18.97% OF NET ASSETS
Anderson County TN Health & Educational Facilities Revenue                              155,000         158,948
Chattanooga TN Health Educational & Housing Revenue                                   1,000,000         914,150
Knox County TN Health Educational & Housing Facilities University                     1,000,000         941,160
Metropolitan Nashville & Davidson County TN Modal                                     1,755,000       1,705,439
Metropolitan Nashville & Davidson County TN Open Arms                                 1,000,000         930,040
Metropolitan Nashville & Davidson County TN Open Arms                                 1,660,000       1,496,208
Montgomery County TN Health Educational & Housing Hospital                            1,500,000       1,377,555
Signal Mountain TN Health Educational & Housing Alexian Village                          15,000          15,300
Sumner County TN Health Educational & Housing Sumner Health                              75,000          84,413
                                                                                                ----------------
                                                                                                      7,623,212
STATE AND LOCAL MORTGAGE REVENUE
14.11% OF NET ASSETS
Knoxville TN Development Corp Housing Revenue Clinton Tower                             285,000         298,386
Memphis TN Health Education & Housing Board Riverdale Plaza                             300,000         307,386






                  The accompanying notes are an integral part of the financial statements


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                        UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

                                                                                               MATURITY
BOND DESCRIPTION                                                                COUPON           DATE         RATING+
-----------------------------------------------------------------------------------------------------------------------

Memphis TN Health Education & Housing Board River Trace II                         6.250      10/01/2013     Aaa
Metropolitan Nashville & Davidson County TN Dandridge Tower                        6.375      01/01/2011     A*
Metropolitan Nashville & Davidson County TN Hermitage Apartments                   5.900      02/01/2019     A*
Murfreesboro TN Housing Authority Westbrooks Towers Project                        5.875      01/15/2010     A*
Shelby County TN Health Educational & Housing Corners Apartments                   6.000      01/01/2017      A
Shelby County TN Health Educational & Housing Four Stones                          5.350      01/01/2019     A*
Shelby County TN Health Educational & Housing Harbour Apartments                   6.000      04/15/2018     A*
Shelby County TN Health Educational & Housing Harbour Apartments                   6.000      04/15/2024     A*
Shelby County TN Health Educational & Housing Harbour Apartments                   5.750      04/15/2011     A*
Shelby County TN Health Educational & Housing Windsor Apartments                   6.750      10/01/2017     AA*
TN Housing Development Agency Homeownership Program                                6.700      07/01/2012   Aa2/AA*
TN Housing Development Agency Homeownership Program                                5.850      01/01/2011   Aa2/AA*
TN Housing Development Agency Mortgage Finance Program                             5.700      01/01/2008   A1/A+*
TN Housing Development Agency Mortgage Finance Program                             5.850      07/01/2013   A1/A+*
TN Housing Development Agency Mortgage Finance Program                             5.900      07/01/2018   A1/A+*


UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.56% OF NET ASSETS
Metropolitan Nashville & Davidson County TN Belmont University                     6.300      12/01/2014    Baa3
Metropolitan Nashville & Davidson County TN McKendree                              5.125      01/01/2020     AA*
Metropolitan Nashville & Davidson County TN Vanderbilt                             6.500      05/01/2016   Aa3/AA*
Metropolitan Nashville & Davidson County TN Vanderbilt                             6.000      10/01/2016   Aa3/AA*
Metropolitan Nashville & Davidson County TN Vanderbilt                             5.375      07/01/2018   Aa3/AA*


COUNTY GENERAL OBLIGATION
9.05% OF NET ASSETS
Marion County TN General Obligation                                                6.000      04/01/2018     Aaa
Metropolitan Nashville & Davidson County TN General Obligation                     5.125      05/15/2025   Aa2/AA*
Metropolitan Nashville & Davidson County TN Limited Obligation                     7.000      09/01/2011    A1/A*
Shelby County TN General Obligation                                                5.625      04/01/2014  Aa3/AA+*
Shelby County TN Health Educational & Housing Cameron Kirby                        5.900      07/01/2018     A*
Shelby County TN Health Educational & Housing Cameron Kirby                        6.000      07/01/2028     A*


STATE GENERAL OBLIGATION AND AGENCY
6.73% OF NET ASSETS
Hamilton County TN Multi-Family Housing Revenue                                    6.700      03/01/2021     A*
Knoxville TN Development Corp Housing Revenue Clinton Tower                        6.600      10/15/2007     A*
Metropolitan Nashville & Davidson County TN General Obligation                     5.125      11/15/2019   Aa2/AA*
Shelby County TN General Olbigation Refunding                                      5.875      03/01/2007  Aa2/AA+*
TN Local Development Authority Student Loan Program                                5.750      03/01/2011   A2/AA-*
Wilson County TN General Obligation Refunding                                      5.100      05/01/2016     AAA


PREREFUNDED BONDS
5.38% OF NET ASSETS
Chattanooga TN General Obligation                                                  6.000      08/01/2011   A1/AA-*
Jackson TN Water & Sewer Revenue                                                   7.200      07/01/2012  Aaa/AAA*
Knoxville TN Gas System Revenue Refunding & Improvement                            5.900      03/01/2012   A1/AA*
Lauderdale County TN General Obligation                                            6.000      04/01/2013  Aaa/AAA*
Marshall County TN General Obligation                                              5.600      06/01/2014     A*
Memphis TN General Obligation Improvement                                          5.500      10/01/2010   Aa/AA*
Memphis TN Health Education & Housing Board Hunters Trace                          6.250      06/01/2013   Aa/AAA*
Memphis TN Water Revenue                                                           6.000      01/01/2012   Aa/AA*
Metropolitan Nashville & Davidson County TN Electric System                        6.000      05/15/2012   Aa/AA*
Metropolitan Nashville & Davidson County TN Water & Sewer                          6.500      12/01/2014  Aaa/AAA*
Milan TN Special School District                                                   6.750      04/01/2013  Aaa/AAA*
Shelby County TN General Obligation Public Improvement Series A                    6.000      03/01/2013   Aa/AA+*
Shelby County TN General Obligation                                                5.875      03/01/2007    AA+*



DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                        UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                 PAR VALUE     MARKET VALUE
--------------------------------------------------------------------------------------------------------------

Memphis TN Health Education & Housing Board River Trace II                           $ 50,000        $ 52,690
Metropolitan Nashville & Davidson County TN Dandridge Tower                           200,000         215,456
Metropolitan Nashville & Davidson County TN Hermitage Apartments                      395,000         396,975
Murfreesboro TN Housing Authority Westbrooks Towers Project                           310,000         317,508
Shelby County TN Health Educational & Housing Corners Apartments                      250,000         251,553
Shelby County TN Health Educational & Housing Four Stones                           2,000,000       1,853,780
Shelby County TN Health Educational & Housing Harbour Apartments                      125,000         126,478
Shelby County TN Health Educational & Housing Harbour Apartments                       50,000          50,441
Shelby County TN Health Educational & Housing Harbour Apartments                      100,000         101,152
Shelby County TN Health Educational & Housing Windsor Apartments                      355,000         380,546
TN Housing Development Agency Homeownership Program                                    85,000          88,856
TN Housing Development Agency Homeownership Program                                   200,000         207,310
TN Housing Development Agency Mortgage Finance Program                                100,000         102,365
TN Housing Development Agency Mortgage Finance Program                                125,000         126,698
TN Housing Development Agency Mortgage Finance Program                                785,000         791,217
                                                                                              ----------------
                                                                                                    5,668,797
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.56% OF NET ASSETS
Metropolitan Nashville & Davidson County TN Belmont University                         10,000          10,443
Metropolitan Nashville & Davidson County TN McKendree                               2,700,000       2,462,076
Metropolitan Nashville & Davidson County TN Vanderbilt                                 80,000          84,094
Metropolitan Nashville & Davidson County TN Vanderbilt                                130,000         134,260
Metropolitan Nashville & Davidson County TN Vanderbilt                              1,200,000       1,149,156
                                                                                              ----------------
                                                                                                    3,840,029
COUNTY GENERAL OBLIGATION
9.05% OF NET ASSETS
Marion County TN General Obligation                                                   950,000         964,032
Metropolitan Nashville & Davidson County TN General Obligation                        500,000         452,955
Metropolitan Nashville & Davidson County TN Limited Obligation                        180,000         191,045
Shelby County TN General Obligation                                                    60,000          60,418
Shelby County TN Health Educational & Housing Cameron Kirby                         1,500,000       1,476,795
Shelby County TN Health Educational & Housing Cameron Kirby                           500,000         491,290
                                                                                              ----------------
                                                                                                    3,636,534
STATE GENERAL OBLIGATION AND AGENCY
6.73% OF NET ASSETS
Hamilton County TN Multi-Family Housing Revenue                                       450,000         483,777
Knoxville TN Development Corp Housing Revenue Clinton Tower                           350,000         369,534
Metropolitan Nashville & Davidson County TN General Obligation                      1,000,000         922,020
Shelby County TN General Olbigation Refunding                                          15,000          15,491
TN Local Development Authority Student Loan Program                                   200,000         206,372
Wilson County TN General Obligation Refunding                                         745,000         706,171
                                                                                              ----------------
                                                                                                    2,703,364
PREREFUNDED BONDS
5.38% OF NET ASSETS
Chattanooga TN General Obligation                                                     110,000         116,381
Jackson TN Water & Sewer Revenue                                                       10,000          11,700
Knoxville TN Gas System Revenue Refunding & Improvement                                25,000          26,015
Lauderdale County TN General Obligation                                                20,000          21,084
Marshall County TN General Obligation                                                   5,000           5,191
Memphis TN General Obligation Improvement                                              20,000          20,629
Memphis TN Health Education & Housing Board Hunters Trace                              55,000          51,534
Memphis TN Water Revenue                                                              140,000         147,363
Metropolitan Nashville & Davidson County TN Electric System                            30,000          31,700
Metropolitan Nashville & Davidson County TN Water & Sewer                              60,000          64,713
Milan TN Special School District                                                       60,000          66,157
Shelby County TN General Obligation Public Improvement Series A                        30,000          31,379
Shelby County TN General Obligation                                                    35,000          36,289





                         The accompanying notes are an integral part of the financial statements


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                                MATURITY
BOND DESCRIPTION                                                                 COUPON           DATE         RATING+
----------------------------------------------------------------------------------------------------------------------

Shelby County TN General Obligation                                                5.625      04/01/2014    AA+*
Shelby County TN School Building Revenue                                           5.875      03/01/2012   Aa/AA+*
Shelby County TN School Building Revenue                                           6.000      03/01/2013   Aa/AA+*
Shelby County TN School Building Revenue                                           5.800      04/01/2019   Aa/AA+*
Shelby County TN School Building Revenue                                           5.900      03/01/2012   Aa/AA+*
Shelby County TN School Building Revenue                                           5.900      03/01/2016   Aa/AA+*
Shelby County TN School Building Revenue                                           5.950      03/01/2017   Aa/AA+*
Shelby County TN School Building Revenue                                           5.950      03/01/2019   Aa/AA+*
TN Local Development Authority Community Provider Pooled Loan Program              6.250      10/01/2009     A-*
TN Local Development Authority Community Provider Pooled Loan Program              6.450      10/01/2014     A-*
TN Local Development Authority Community Provider Pooled Loan Program              7.000      10/01/2011     A-*
Tennessee School Building Authority Revenue                                        6.250      05/01/2017   A1/AA*
Tipton County TN General Obligation High School                                    6.650      04/01/2014  Aaa/AAA*
Williamson County TN Rural School Building Revenue                                 5.800      03/01/2012     Aa
Williamson County TN General Obligation                                            5.600      09/01/2010     Aa
Wilson County TN Unlimited General Obligation                                      5.750      06/01/2017  Aaa/AAA*
Wilson County TN Certificates of Participation                                     6.125      06/30/2010      A


LOCAL GENERAL OBLIGATION BONDS
3.58% OF NET ASSETS
Cleveland TN Public Improvement General Obligation                                 5.125      06/01/2018  Aaa/AAA*
Collierville TN General Obligation Improvement                                     5.900      05/01/2012     A1
Johnson City TN General Obligation                                                 5.500      05/01/2020  Aaa/AAA*
Metropolitan Nashville & Davidson County TN General Obligation                     5.625      05/15/2017   Aa/AA*
Metropolitan Nashville & Davidson County TN General Obligation                     5.875      05/15/2026   Aa/AA*


MUNICIPAL UTILITIES REVENUE BONDS
3.22% OF NET ASSETS
Knoxville TN Gas System Revenue                                                    5.400      03/01/2015   Aa3/AA*
Knoxville TN Waste Water System Revenue                                            5.100      04/01/2018   Aa3/AA*
Memphis TN Sanitary Sewer System Revenue                                           5.750      10/01/2014   Aa/AA*
Metropolitan Nashville & Davidson County TN Electric System                        5.625      05/15/2014   Aa/AA*
Metropolitan Nashville & Davidson County TN Water & Sewer                          5.500      01/01/2016    A1/A*


INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.35% OF NET ASSETS
Chattanooga TN Industrial Development Board F L Haney Co                           7.200      08/15/2010    AAA*
Chattanooga TN Industrial Development Board F L Haney Co                           7.200      02/15/2009    AAA*
Chattanooga TN Industrial Development Board F L Haney Co                           7.200      08/15/2009    AAA*
Chattanooga TN Industrial Development Board F L Haney Co                           7.200      02/15/2010    AAA*
Cookeville TN Industrial Development Board General Hospital                        5.625      10/01/2016     A*
Franklin TN Industrial Development Board Sussex Downs LTD                          6.250      06/01/2007     AAA
Maury County TN Pollution Control Revenue Saturn Corp Project                      6.500      09/01/2024    A2/A*






DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                        UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                 PAR VALUE     MARKET VALUE
--------------------------------------------------------------------------------------------------------------

Shelby County TN General Obligation                                                  $ 20,000        $ 21,093
Shelby County TN School Building Revenue                                              150,000         156,417
Shelby County TN School Building Revenue                                               35,000          36,609
Shelby County TN School Building Revenue                                              100,000         105,862
Shelby County TN School Building Revenue                                               10,000          10,439
Shelby County TN School Building Revenue                                               50,000          52,196
Shelby County TN School Building Revenue                                              100,000         104,495
Shelby County TN School Building Revenue                                               40,000          41,798
TN Local Development Authority Community Provider Pooled Loan Program                  30,000          32,639
TN Local Development Authority Community Provider Pooled Loan Program                  40,000          43,802
TN Local Development Authority Community Provider Pooled Loan Program                   5,000           5,435
Tennessee School Building Authority Revenue                                            35,000          37,021
Tipton County TN General Obligation High School                                        30,000          32,073
Williamson County TN Rural School Building Revenue                                    100,000         105,929
Williamson County TN General Obligation                                                45,000          47,712
Wilson County TN Unlimited General Obligation                                         250,000         257,013
Wilson County TN Certificates of Participation                                        410,000         440,783
                                                                                              ----------------
                                                                                                    2,161,449
LOCAL GENERAL OBLIGATION BONDS
3.58% OF NET ASSETS
Cleveland TN Public Improvement General Obligation                                    835,000         771,682
Collierville TN General Obligation Improvement                                         30,000          31,266
Johnson City TN General Obligation                                                    300,000         291,399
Metropolitan Nashville & Davidson County TN General Obligation                        250,000         242,045
Metropolitan Nashville & Davidson County TN General Obligation                        100,000         100,880
                                                                                              ----------------
                                                                                                    1,437,272
MUNICIPAL UTILITIES REVENUE BONDS
3.22% OF NET ASSETS
Knoxville TN Gas System Revenue                                                       100,000          98,567
Knoxville TN Waste Water System Revenue                                               435,000         406,990
Memphis TN Sanitary Sewer System Revenue                                              100,000         102,459
Metropolitan Nashville & Davidson County TN Electric System                           500,000         505,450
Metropolitan Nashville & Davidson County TN Water & Sewer                             185,000         181,339
                                                                                              ----------------
                                                                                                    1,294,805
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.35% OF NET ASSETS
Chattanooga TN Industrial Development Board F L Haney Co                               20,000          24,329
Chattanooga TN Industrial Development Board F L Haney Co                               25,000          30,128
Chattanooga TN Industrial Development Board F L Haney Co                               25,000          30,223
Chattanooga TN Industrial Development Board F L Haney Co                              100,000         121,297
Cookeville TN Industrial Development Board General Hospital                           200,000         201,146
Franklin TN Industrial Development Board Sussex Downs LTD                              30,000          32,756
Maury County TN Pollution Control Revenue Saturn Corp Project                         100,000         103,702
                                                                                              ----------------
                                                                                                      543,581





                     The accompanying notes are an integral part of the financial statements


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                      UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                            MATURITY
BOND DESCRIPTION                                                               COUPON           DATE         RATING+
--------------------------------------------------------------------------------------------------------------------

RENTALS / MUNICIPAL LEASE BONDS
 .73% OF NET ASSETS
Memphis Shelby County TN Airport Special Facilities Revenue                        7.875      09/01/2009  Baa/BBB*
Memphis Shelby County TN Airport Revenue Refunding FedX                            6.750      09/01/2012  Baa/BBB*








DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                                     UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                PAR VALUE     MARKET VALUE
-----------------------------------------------------------------------------------------------------------

RENTALS / MUNICIPAL LEASE BONDS
 .73% OF NET ASSETS
Memphis Shelby County TN Airport Special Facilities Revenue                       $120,000       $ 128,935
Memphis Shelby County TN Airport Revenue Refunding FedX                            155,000         164,278
                                                                                           ----------------
                                                                                                   293,213
                                                                                           ----------------

Total Investments (cost $41,451,175)(a) - 103.67% of Net Assets                                $40,178,740
                                                                                           ================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
                                               Unrealized appreciation                           $ 368,103
                                               Unrealized depreciation                          (1,640,538)
                                                                                         ----------------
                                               Net unrealized depreciation                     $(1,272,435)
                                                                                         ================




                   The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
                                                                                                                  UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value (Cost: $41,451,175)                                                        $ 40,178,740
Interest receivable                                                                                                 806,632
Receivable from advisor                                                                                                 105
                                                                                                      ----------------------
      Total assets                                                                                               40,985,477

LIABILITIES:
Cash overdraft                                                                         $      353,134
Payable for:
   Distributions                                                                              458,962
   Fund shares redeemed                                                                       186,775
   Management fee                                                                               2,179
   Transfer agent                                                                                 589
   Other fees                                                                                     421
                                                                                  --------------------
      Total liabilities                                                                                           1,002,060
                                                                                                      ----------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                        $ 41,830,636
Net accumulated realized losses on investment transactions                                                         (574,784)
Net unrealized depreciation in value of investments                                                              (1,272,435)
                                                                                                      ----------------------
Net assets at value                                                                                            $ 39,983,417
                                                                                                      ======================

NET ASSET VALUE,      offering price and redemption price per share
           ($39,983,417/3,875,042 shares outstanding)                                                               $ 10.32
                                                                                                      ======================

-----------------------------------------------------------------------------------------------------------------------------------




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                                  $ 1,232,972
                                                                                                             ----------------------
      Expenses:
         Investment advisory fees                                                                                          109,758
         Transfer agent                                                                                                     31,493
         Professional fees                                                                                                   3,005
         Trustee fees                                                                                                        2,372
         Other expenses                                                                                                        (17)
                                                                                                             ----------------------
         Total expenses                                                                                                    146,611
         Expenses reimbursed by Investment Advisor                                                                         (26,035)
                                                                                                             ----------------------
Net investment income                                                                                                    1,112,396
                                                                                                             ----------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                                   (465,908)
      Net decrease in unrealized appreciation                                                                           (1,427,316)
                                                                                                             ----------------------
Net realized and unrealized loss on investments                                                                         (1,893,224)
                                                                                                             ----------------------
Net increase in net assets resulting from operations                                                                    $ (780,828)
                                                                                                             ======================


                  The accompanying notes are an integral part of the financial statements


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
                                                                                                                UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                          Six Months              One Year
                                                                                           12/31/99                 1999
                                                                                ---------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                               $ 1,112,396            $ 1,944,839
      Net realized loss on investments                                                       (465,908)               (57,095)
      Net decrease in unrealized appreciation                                              (1,427,316)            (1,016,125)
                                                                                ---------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                           (780,828)               871,619
   Capital gains distributed to shareholders                                                        0                (45,331)
   Distributions to shareholders                                                           (1,112,396)            (1,944,839)
   Net fund share transactions                                                             (4,209,734)            18,032,867
                                                                                ---------------------------------------------
Total increase/(decrease)                                                                  (6,102,958)            16,914,316
Net assets:
   Beginning of year                                                                       46,086,375             29,172,059
                                                                                ---------------------------------------------
   End of period                                                                         $ 39,983,417           $ 46,086,375
                                                                                =============================================



FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                                 6 months                       For the years ended June 30,
                                                 12/31/99           1999           1998            1997            1996
                                               --------------   -------------  --------------  --------------  --------------

Net asset value, beginning of year                    $10.77          $10.97          $10.53          $10.17          $10.05
                                               --------------   -------------  --------------  --------------  --------------
Income from investment operations:
  Net investment income                                 0.13            0.54            0.54            0.54            0.54
  Net gains/(losses) on securities,
    both realized and unrealized                       (0.45)          (0.19)           0.45            0.36            0.12
                                               --------------   -------------  --------------  --------------  --------------
Total from investment operations                       (0.32)           0.35            0.99            0.90            0.66
Less distributions:
  Distributions from capital gains                      0.00           (0.01)          (0.01)           0.00            0.00
  Distributions from net investment income             (0.13)          (0.54)          (0.54)          (0.54)          (0.54)
                                               --------------   -------------  --------------  --------------  --------------
Net asset value, end of period                        $10.32          $10.77          $10.97          $10.53          $10.17
                                               ==============   =============  ==============  ==============  ==============
Total return                                          -1.70%           3.03%           9.57%           9.00%           6.65%
Net assets, end of period (in thousands)             $39,983         $46,086         $29,172         $13,678          $8,056
Ratio of expenses to average net assets                0.27%           0.48%           0.44%           0.55%           0.54%
  Before expense reimbursement                         0.33%           0.69%           0.74%           0.77%           0.90%
Ratio of net investment income to
    average net assets                                 2.55%           4.50%           4.64%           4.92%           4.92%
  After expense reimbursement                          2.49%           4.71%           4.94%           5.15%           5.27%
Portfolio turnover                                     4.45%          14.76%          12.62%           5.14%           9.13%

                  The accompanying notes are an integral part of the financial statements




DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                                          MATURITY
BOND DESCRIPTION                                                                           COUPON           DATE      RATING+
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
27.51% OF NET ASSETS
Bristol TN Health & Education Facility-Memphis Hospital                                           6.30     09/01/2000   Aaa/AAA*
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                                       5.10     10/01/2001   Aaa/AAA*
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                                       5.13     10/01/2002   Aaa/AAA*
Hamilton County TN Industrial Development Lease Revenue                                           5.50     09/01/2002   Aaa/AAA*
Knox County Utility District Water & Sewer Revenue                                                5.25     12/01/2006   Aaa/AAA*
LaFollette TN Electric System Revenue                                                             5.50     03/01/2001     Aaa
Lenoir City TN Electric System Revenue                                                            4.45     06/01/2005     Aaa
Metropolitan Nashville & Davidson Counties TN  Stadium Project                                    5.00     07/01/2003   Aaa/AAA*
Metropolitan Nashville Airport Revenue                                                            6.20     07/01/2002   Aaa/AAA*
Metropolitan Nashville Airport Authority TN Airport                                               5.00     07/01/2004   Aaa/AAA*
Monroe County TN Rural School Refinancing General Obligation                                      4.50     06/01/2008     Aaa
Montgomery County TN General Obligation                                                           5.25     05/01/2007     Aaa
TN Energy Acquisition Corporation Gas Revenue  Ser:A                                              4.75     09/01/2002   Aaa/AAA*
Unicoi County TN General Obligation Unlimited                                                     5.40     04/01/2010   Aaa/AAA*


HOSPITAL AND HEALTHCARE REVENUE BONDS
17.79% OF NET ASSETS
Chattanooga TN Catholic Health Initiatives  Series A                                              5.50     12/01/2006   Aa2/AA*
Jackson TN Hospital Refunding & Improvement Revenue                                               4.80     04/01/2002    A1/A+*
Knox County TN Health Education & Housing Facility Board                                          4.60     04/01/2002     Baa
Knox County Tn Health Education & Housing Facilities Board                                        4.75     04/01/2004     Baa1
Metropolitan Government Nashville & Davidson Counties TN                                          4.30     08/01/2004     AA*


COUNTY GENERAL OBLIGATION
16.85% OF NET ASSETS
Cheatham County TN General Obligation                                                             4.35     04/01/2004      A3
Madison County TN School General Obligation                                                       6.00     04/01/2001      A1
Maury County TN General Obligation                                                                4.50     06/01/2001      A1
Metropolitan Government Nashville & Davidson County TN  GO                                        4.60     11/15/2001    Aa/AA*
Metropolitan Government Nashville & Davidson County GO                                            4.25     11/15/2005   Aa2/AA*
Metropolitan Government Nashville & Davidson County TN                                            6.50     09/01/2000    A1/A*
Rutherford County TN General Obligation                                                           4.75     04/01/2001    Aa/AA*
Rutherford County TN Capital Outlay Notes General Obligation                                      4.70     04/01/2002   Aa/AA-*
Shelby County Tn Public Improvement General Obligation                                            5.63     06/01/2004   Aa3/AA+*
Shelby County Mutli-Family Housing  Cameron Kibry-A  General Obligation                           4.70     07/01/2002      A*


PREREFUNDED BONDS
9.03% OF NET ASSETS
Bristol TN Health & Education Facility-Memorial Hospital                                          7.00     09/01/2021   Aaa/AAA*
Johnson City TN Health & Education Revenue                                                        6.75     07/01/2006   Aaa/AAA*
Johnson City TN Health & Education Revenue                                                        6.75     07/01/2016   Aaa/AAA*
Metropolitan Government Nashville & Davidson Co Elec Revenue Series:A                             9.90     07/01/2005   Aaa/AAA*
Metropolitan Nashville TN Airport Improvement Revenue                                             7.75     07/01/2006   Aaa/AAA*


VARIABLE RATE BONDS
8.54% OF NET ASSETS
Clarksville TN Public Building Authority  Pooled Financing                                        5.40     07/01/2011     Aa1

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.92% OF NET ASSETS
Metro Government Nashville/Davidson County TN Multi-Family                                        4.80     01/01/2001     AAA*
Metropolitan Government of Nashville & Davidson Counties                                          4.50     10/01/2003   Aa3/AA*
Shelby County TN Multi-Family Housing   Memphis  Series A                                         5.00     01/01/2009      A*
TN Housing Development Agency Mortgage Finance                                                    5.30     01/01/2003    A1/A+*





DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES                              UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                 PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
27.51% OF NET ASSETS
Bristol TN Health & Education Facility-Memphis Hospital                              $50,000           $ 50,802
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                           10,000             10,160
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                           50,000             51,017
Hamilton County TN Industrial Development Lease Revenue                              100,000            103,113
Knox County Utility District Water & Sewer Revenue                                   220,000            223,340
LaFollette TN Electric System Revenue                                                165,000            167,708
Lenoir City TN Electric System Revenue                                               250,000            246,328
Metropolitan Nashville & Davidson Counties TN  Stadium Project                       110,000            111,514
Metropolitan Nashville Airport Revenue                                                25,000             26,163
Metropolitan Nashville Airport Authority TN Airport                                  200,000            203,462
Monroe County TN Rural School Refinancing General Obligation                         210,000            201,873
Montgomery County TN General Obligation                                              400,000            406,292
TN Energy Acquisition Corporation Gas Revenue  Ser:A                                 250,000            251,040
Unicoi County TN General Obligation Unlimited                                        200,000            201,970
                                                                                             -------------------
                                                                                                      2,254,782
HOSPITAL AND HEALTHCARE REVENUE BONDS
17.79% OF NET ASSETS
Chattanooga TN Catholic Health Initiatives  Series A                                 400,000            409,676
Jackson TN Hospital Refunding & Improvement Revenue                                   60,000             60,569
Knox County TN Health Education & Housing Facility Board                             300,000            297,894
Knox County Tn Health Education & Housing Facilities Board                           400,000            396,332
Metropolitan Government Nashville & Davidson Counties TN                             300,000            293,760
                                                                                             -------------------
                                                                                                      1,458,231
COUNTY GENERAL OBLIGATION
16.85% OF NET ASSETS
Cheatham County TN General Obligation                                                200,000            198,076
Madison County TN School General Obligation                                           10,000             10,242
Maury County TN General Obligation                                                    75,000             75,458
Metropolitan Government Nashville & Davidson County TN  GO                            50,000             50,363
Metropolitan Government Nashville & Davidson County GO                               400,000            389,036
Metropolitan Government Nashville & Davidson County TN                                50,000             50,824
Rutherford County TN General Obligation                                              100,000            100,778
Rutherford County TN Capital Outlay Notes General Obligation                          45,000             45,466
Shelby County Tn Public Improvement General Obligation                               250,000            260,023
Shelby County Mutli-Family Housing  Cameron Kibry-A  General Obligation              200,000            200,700
                                                                                             -------------------
                                                                                                      1,380,966
PREREFUNDED BONDS
9.03% OF NET ASSETS
Bristol TN Health & Education Facility-Memorial Hospital                             100,000            105,288
Johnson City TN Health & Education Revenue                                            20,000             21,149
Johnson City TN Health & Education Revenue                                           430,000            454,570
Metropolitan Government Nashville & Davidson Co Elec Revenue Series:A                 50,000             52,468
Metropolitan Nashville TN Airport Improvement Revenue                                100,000            107,170
                                                                                             -------------------
                                                                                                        740,645
VARIABLE RATE BONDS
8.54% OF NET ASSETS
Clarksville TN Public Building Authority  Pooled Financing                           700,000            700,000

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.92% OF NET ASSETS
Metro Government Nashville/Davidson County TN Multi-Family                            50,000             50,340
Metropolitan Government of Nashville & Davidson Counties                             100,000             99,754
Shelby County TN Multi-Family Housing   Memphis  Series A                            240,000            233,561
TN Housing Development Agency Mortgage Finance                                       100,000            101,828
                                                                                             -------------------
                                                                                                        485,483

                  The accompanying notes are an integral part of the financial statements



DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES                                           UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999
                                                                                                          MATURITY
BOND DESCRIPTION                                                                           COUPON           DATE      RATING+
------------------------------------------------------------------------------------------------------------------------------------


PUBLIC FACILITIES REVENUE BONDS
3.23% OF NET ASSETS
Hardeman County TN Correctional Facility Revenue                                              7.00     08/01/2005      A*

ESCROWED TO MATURITY BONDS
3.14% OF NET ASSETS
Knox County TN 1st Utility District  Water Revenue                                            6.00     12/01/2001     Aaa
Metro Government Nashville/Davidson County TN  Meharry Medical                                7.88     12/01/2004     AAA*


STATE AND LOCAL MORTGAGE REVENUE
2.44% OF NET ASSETS
TN Housing Development Mortgage Agency  Series A                                              5.50     01/01/2005    A1/A+*

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.78% OF NET ASSETS
Bristol TN Industrial Development Board Revenue                                               4.80     03/01/2001     AA*
Chattanooga TN Industrial Development-F.L.Haney Corporation                                   6.70     08/15/2000     AAA*
Franklin TN Industrial Development Multi-Family Housing                                       4.65     10/01/2000   Aaa/AAA*


STATE GENERAL OBLIGATION AND AGENCY
1.24% OF NET ASSETS
TN State General Obligation                                                                   5.00     03/01/2003   Aaa/AA+*

LOCAL GENERAL OBLIGATION BONDS
 .68% OF NET ASSETS
Chattanooga TN Refunding General Obligation                                                   5.00     11/01/2000   A1/AA-*
Kingsport TN Water Refunding General Obligation                                               5.30     08/01/2000    A1/A+*







DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES                              UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 1999

BOND DESCRIPTION                                                                 PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------------


PUBLIC FACILITIES REVENUE BONDS
3.23% OF NET ASSETS
Hardeman County TN Corrctional Facility Revenue                                 $240,000          $ 264,715

ESCROWED TO MATURITY BONDS
3.14% OF NET ASSETS
Knox County TN 1st Utility District  Water Revenue                               100,000            103,333
Metro Government Nashville/Davidson County TN  Meharry Medical                   140,000            154,000
                                                                                         -------------------
                                                                                                    257,333
STATE AND LOCAL MORTGAGE REVENUE
2.44% OF NET ASSETS
TN Housing Development Mortgage Agency  Series A                                 195,000            199,612

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.78% OF NET ASSETS
Bristol TN Industrial Development Board Revenue                                   70,000             70,493
Chattanooga TN Industrial Development-F.L.Haney Corporation                       25,000             25,446
Franklin TN Industrial Development Multi-Family Housing                           50,000             50,338
                                                                                         -------------------
                                                                                                    146,277
STATE GENERAL OBLIGATION AND AGENCY
1.24% OF NET ASSETS
TN State General Obligation                                                      100,000            101,808

LOCAL GENERAL OBLIGATION BONDS
 .68% OF NET ASSETS
Chattanooga TN Refunding General Obligation                                       30,000             30,242
Kingsport TN Water Refunding General Obligation                                   25,000             25,199
                                                                                         -------------------
                                                                                                     55,441
                                                                                         -------------------

Total Investments (cost $8,088,636)(a) - 98.67% of Net Assets                                   $ 8,045,293
                                                                                         ===================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
                                                   Unrealized appreciation                         $ 44,184
                                                   Unrealized depreciation                          (87,527)
                                                                                         -------------------
                                                   Net unrealized depreciation                    $ (43,343)
                                                                                         ===================





                  The accompanying notes are an integral part of the financial statements



DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES                                                     UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
Investments in securities, at value (Cost: $8,088,636)                                                             $ 8,045,294
Cash                                                                                                                    58,096
Interest receivable                                                                                                    122,839
Receivable from advisor                                                                                                  4,545
                                                                                                         ----------------------
      Total assets                                                                                                   8,230,774

LIABILITIES:
Payable for:
   Distributions                                                                                $ 25,634
   Transfer agent                                                                                  4,995
   Other fees                                                                                      2,435
                                                                                        -----------------
      Total liabilities                                                                                                 33,064
                                                                                                         ----------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                            $ 8,268,799
Net accumulated realized losses on investment transactions                                                             (27,746)
Net unrealized depreciation in value of investments                                                                    (43,343)
                                                                                                         ----------------------
Net assets at value                                                                                                $ 8,197,710
                                                                                                         ======================

NET ASSET VALUE, offering price and redemption price per share
                 ($8,197,710/800,951.992 shares outstanding)                                                            $ 10.23
                                                                                                         ======================

-------------------------------------------------------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                                $ 150,314
                                                                                                         ----------------------
      Expenses:
         Investment advisory fees                                                                                       17,063
         Transfer agent                                                                                                  5,118
         Professional fees                                                                                               1,178
         Trustee fees                                                                                                      343
         Other expenses                                                                                                  3,548
                                                                                                         ----------------------
         Total expenses                                                                                                 27,250
         Expenses reimbursed by Investment Advisor                                                                      (6,855)
                                                                                                         ----------------------
Net investment income                                                                                                  129,919
                                                                                                         ----------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                                 (8,128)
      Net decrease in unrealized appreciation                                                                          (50,447)
                                                                                                         ----------------------
Net realized and unrealized loss on investments                                                                        (58,575)
                                                                                                         ----------------------
Net increase in net assets resulting from operations                                                                  $ 71,344
                                                                                                         ======================


                  The accompanying notes are an integral part of the financial statements



DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE SHORT-TO-MEDIUM SERIES
                                                                                                              UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                          Six Months            One Year
                                                                                           12/31/99              1999
                                                                                 ------------------------------------------

Increase in net assets:
   Operations:
      Net investment income                                                                $ 129,921             $ 247,211
      Net realized loss on investments                                                        (8,128)              (14,486)
      Net decrease in unrealized appreciation                                                (50,447)              (69,288)
                                                                                 ------------------------------------------
   Net increase in net assets resulting from operations                                       71,346               163,437
   Dividends to shareholders                                                                (129,921)             (247,211)
   Net fund share transactions                                                             2,437,547             1,157,488
                                                                                 ------------------------------------------
Total increase                                                                             2,378,972             1,073,714
Net assets:
   Beginning of year                                                                       5,818,738             4,745,025
                                                                                 ------------------------------------------
   End of period                                                                         $ 8,197,710           $ 5,818,739
                                                                                 ==========================================

-----------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:


                                                     6 months                        For the years ended June 30,
                                                  ----------------    ------------------------------------------------------------
                                                     12/31/99             1999            1998           1997            1996
                                                  ----------------    -------------   -------------  --------------  -------------

Net asset value, beginning of year                         $10.33           $10.44          $10.32          $10.25         $10.20
                                                  ----------------    -------------   -------------  --------------  -------------
Income from investment operations:
  Net investment income                                      0.20             0.39            0.41            0.42           0.42
  Net gains/(losses) on securities,
    both realized and unrealized                            (0.10)           (0.11)           0.12            0.07           0.05
                                                  ----------------    -------------   -------------  --------------  -------------
Total from investment operations                             0.10             0.28            0.53            0.49           0.47
Less distributions:
  Distributions from capital gains                           0.00                                             0.00           0.00
  Distributions from net investment income                  (0.20)           (0.39)          (0.41)          (0.42)         (0.42)
                                                  ----------------    -------------   -------------  --------------  -------------
Net asset value, end of period                             $10.23           $10.33          $10.44          $10.32         $10.25
                                                  ================    =============   =============  ==============  =============
Total return                                                0.95%            2.67%           5.26%           4.83%          4.62%
Net assets, end of period (in thousands)                   $8,198           $5,819          $4,745          $2,993         $2,455
Ratio of expenses to average net assets                     0.30%            0.56%           0.51%           0.47%          0.50%
  Before expense reimbursement                              0.40%            0.73%           0.81%           0.85%          1.19%
Ratio of net investment income to
    average net assets                                      1.82%            3.52%           3.67%           3.67%          3.36%
  After expense reimbursement                               1.92%            3.69%           3.97%           4.04%          4.05%
Portfolio turnover                                          5.24%           81.81%          67.59%          24.49%         23.17%



                  The accompanying notes are an integral part of the financial statements



DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES                                 UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES -- 100%
DECEMBER 31, 1999

                                             MATURITY
BOND DESCRIPTION            COUPON             DATE        RATING+             PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
42.96% OF NET ASSETS
Medium Term Note                 6.950%         11/13/2006 Aaa/AAA*          $ 1,105,000        $ 1,070,863
Medium Term Note                 7.170%         06/26/2007 Aaa/AAA*            1,000,000            970,558
Medium Term Note                 6.560%         11/26/2007 Aaa/AAA*              300,000            284,668
Medium Term Note                 6.470%         03/13/2008 Aaa/AAA*              600,000            570,242
Medium Term Note                 7.280%         05/23/2007 Aaa/AAA*            1,000,000            979,154
Medium Term Note                 6.160%         03/02/2009 Aaa/AAA*            1,000,000            915,437
                                                                                         -------------------
                                                                                                  4,790,922
FEDERAL HOME LOAN BANK
42.32% OF NET ASSETS
Medium Term Note                 7.500%         10/05/2009 Aaa/AAA*            1,000,000            971,666
Medium Term Note                 7.000%         08/15/2014 Aaa/AAA*              500,000            486,152
Medium Term Note                 8.000%         10/06/2014 Aaa/AAA*            1,040,000          1,003,115
Medium Term Note                 7.560%         09/01/2004 Aaa/AAA*              150,000            153,898
Medium Term Note                 8.170%         12/16/2004 Aaa/AAA*            2,000,000          2,105,320
                                                                                         -------------------
                                                                                                  4,720,151
STUDENT LOAN MARKETING ASSOCIATION
9.02% OF NET ASSETS
Medium Term Note                 7.300%         08/01/2012 Aaa/AAA*            1,000,000          1,005,735
                                                                                         -------------------
                                                                                                  1,005,735
FEDERAL HOME LOAN MORTGAGE CORPORATION
2.19% OF NET ASSETS
Medium Term Note                 7.225%         11/08/2006 Aaa/AAA*              250,000            243,769
                                                                                         -------------------
                                                                                                    243,769
                                                                                         -------------------

Total Investments (cost $10,986,814)(a) - 96.49% of Net Assets                                 $ 10,760,577
                                                                                         ===================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                            Unrealized appreciation                                               $ 107,501
                            Unrealized depreciation                                                (333,738)
                                                                                         -------------------
                            Net unrealized depreciation                                          $ (226,237)
                                                                                         ===================


                  The accompanying notes are an integral part of the financial statements




DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
                                                                                                            UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value (Cost: $10,986,814)                                                  $ 10,760,577
Cash                                                                                                          314,271
Interest receivable                                                                                           147,481
                                                                                                ----------------------
      Total assets                                                                                         11,222,329

LIABILITIES:
Payable for:
   Distributions                                                                    $ 61,770
   Management fee                                                                        240
   Transfer agent                                                                        180
   Other fees                                                                          7,800
                                                                            ----------------
      Total liabilities                                                                                        69,990
                                                                                                ----------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                                    12,340,454
Net accumulated realized losses on investment transactions                                                   (961,878)
Net unrealized depreciation in value of investments                                                          (226,237)
                                                                                                ----------------------
Net assets at value                                                                                      $ 11,152,339
                                                                                                ======================

NET ASSET VALUE, offering price and redemption price per share
                ($11,152,339 / 1,184,021 shares outstanding)                                                   $ 9.42
                                                                                                ======================

----------------------------------------------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999

Net investment income:
      Interest income                                                                                       $ 393,173
                                                                                                ----------------------
      Expenses:
         Investment advisory fees                                                                              11,151
         Transfer agent                                                                                         8,363
         Professional fees                                                                                      1,487
         Trustee fees                                                                                             589
         Other expenses                                                                                         1,669
                                                                                                ----------------------
         Total expenses                                                                                        23,259
                                                                                                ----------------------
Net investment income                                                                                         369,914
                                                                                                ----------------------
Realized and unrealized loss on investments
Net realized loss                                                                                            (209,904)
Net increase in unrealized depreciation                                                                      (154,444)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                              (364,348)
                                                                                                ----------------------
Net increase in net assets resulting from operations                                                          $ 5,566
                                                                                                ======================

                  The accompanying notes are an integral part of the financial statements



DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
                                                                                                                   UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1999 AND THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                                             Six Months             One Year
                                                                                             12/31/99                1999
                                                                                    --------------------------------------------

Increase in net assets:
   Operations:
      Net investment income                                                                     $ 369,914             $ 671,312
      Net realized gain on investments                                                           (209,904)               23,592
      Net increase in unrealized appreciation                                                    (154,444)             (498,462)
                                                                                    --------------------------------------------
   Net increase in net assets resulting from operations                                             5,566               196,442
   Distributions to shareholders                                                                 (369,914)             (671,312)
   Net fund share transactions                                                                    738,490             1,656,961
                                                                                    --------------------------------------------
Total increase                                                                                    374,142             1,182,091
Net assets:
   Beginning of year                                                                           10,778,197             9,596,106
                                                                                    --------------------------------------------
   End of period                                                                             $ 11,152,339          $ 10,778,197
                                                                                    ============================================

-----------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                  6 months                   For the years ended June 30,
                                                                -------------------------------------------------------------
                                                  12/31/99          1999            1998            1997            1996
                                                -------------   -------------   -------------   --------------  -------------

Net asset value, beginning of year                     $9.73          $10.14           $9.89            $9.85         $10.15
                                                -------------   -------------   -------------   --------------  -------------
Income from investment operations:
  Net investment income                                 0.16            0.64            0.66             0.72           0.72
  Net gains/(losses) on securities,
    both realized and unrealized                       (0.31)          (0.41)           0.25             0.04          (0.30)
                                                -------------   -------------   -------------   --------------  -------------
Total from investment operations                       (0.15)           0.23            0.91             0.76           0.42
Less distributions:
  Distributions from capital gains
  Distributions from net investment income             (0.16)          (0.64)          (0.66)           (0.72)         (0.72)
                                                -------------   -------------   -------------   --------------  -------------
Net asset value, end of period                         $9.42           $9.73          $10.14            $9.89          $9.85
                                                =============   =============   =============   ==============  =============
Total return                                           0.10%           2.21%           9.47%            7.95%          4.15%
Net assets, end of period (in thousands)             $11,152         $10,778          $9,596           $8,288         $7,765
Ratio of expenses to average net assets                0.21%           0.49%           0.53%            0.50%          0.40%
Ratio of net investment income to
    average net assets                                 3.34%           6.32%           6.57%            7.20%          6.89%
Portfolio turnover                                    32.00%          24.04%          23.49%           40.86%         33.89%


                  The accompanying notes are an integral part of the financial statements


DUPREE MUTUAL FUNDS                                                   UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.     SIGNIFICANT  ACCOUNTING POLICIES

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, is a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the six state tax-free funds is to maintain 100% of their investments in Kentucky, North Carolina or Tennessee municipal securities. Regarding the Kentucky series, unlike many states, payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities, and the securities are not general obligations of the issuer.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.     SIGNIFICANT  ACCOUNTING POLICIES, CONTINUED:

       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 1999. Therefore, no federal income tax provision is required.

       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

             MONTHLY FOR:     the Kentucky Tax-Free Short-to-Medium Series, and
                              the North Carolina Tax-Free Short-to-Medium
                              Series, and
                              the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

             QUARTERLY FOR:   the Kentucky Tax-Free Income Series, and
                              the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

              Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.     INVESTMENT  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Three of the Trust's trustees are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent.

       The funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

2.     INVESTMENT  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES,
       CONTINUED:

       RANGE OF NET ASSETS                                                       $100,000,001-
                                                          $0-$100,000,000        $150,000,000       $150,000,001+
       Intermediate Government Bond Series                   .20 of 1%             .20 of 1%          .20 of 1%
       Kentucky Tax-Free Income Series                       .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series              .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                 .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series        .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                      .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series             .50 of 1%             .45 of 1%          .40 of 1%

       However, the Dupree firm may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund and assume and pay other operating expenses.

       For the period ended December 31, 1999 investment advisory fees for:

       the North Carolina Tax-Free Income Series totaled $49,843; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $16,520 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $11,064; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $7,143 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $109,758; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $26,035 in accordance with the investment advisory agreement,

       the Tennessee Tax-Free Short-to-Medium Series totaled $17,061; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $6,855 in accordance with the investment advisory agreement.

       In addition, each Fund has entered into a shareholder service agreement with Dupree. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amounts in excess of $20,000,000.

3.     PURCHASES AND SALES OF SECURITIES

       The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 1999 the market value of securities segregated for these types of transactions was as follows:

       Kentucky Tax-Free Income Series                          $19,813,550
       Kentucky Tax-Free Short-to-Medium Series                 $ 2,295,000
       North Carolina Tax-Free Income Series                    $   835,006
       North Carolina Tax-Free Short-to-Medium Series           $   261,330
       Tennessee Tax-Free Income Series                         $ 1,289,029
       Tennessee Tax-Free Short-to-Medium Series                $   254,675

DUPREE MUTUAL FUNDS                                                   UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

3.     PURCHASES AND SALES OF SECURITIES, CONTINUED:

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:
                                                                          Purchases                 Sales
                                                                     -----------------   -----------------
       Kentucky Tax-Free Income Series                               $     140,774,534   $      42,597,393
       Kentucky Tax-Free Short-to-Medium Series                              5,692,068           8,232,700
       North Carolina Tax-Free Income Series                                 4,446,015           3,224,274
       North Carolina Tax-Free Short-to-Medium Series                        1,193,587             402,932
       Tennessee Tax-Free Income Series                                      1,930,386           5,173,643
       Tennessee Tax-Free Short-to-Medium Series                             2,848,958             344,954
       Intermediate Government Bond Series                                   3,579,517           3,318,125

4.     CAPITAL SHARES

       At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

----------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE INCOME SERIES                            SIX MONTHS ENDED                     YEAR ENDED
                                                          DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             4,627,412      $ 33,977,867        12,037,741    $ 92,522,784
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                     853,020         6,319,603         1,497,738      11,537,082
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (4,929,173)      (35,971,709)       (5,684,458)    (43,600,775)
----------------------------------------------------------------------------------------------------------------------
Net increase                                              551,258       $ 4,325,761         7,851,021     $60,459,091
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE                                          SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             3,400,220      $ 17,492,648         6,072,689    $ 32,118,854
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                     160,743           830,420           320,987       1,698,602
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (3,600,900)      (18,555,639)       (5,379,335)    (28,432,548)
----------------------------------------------------------------------------------------------------------------------
Net decrease                                             (39,937)        $(232,571)         1,014,341      $5,384,908
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE                                    SIX MONTHS ENDED                     YEAR ENDED
INCOME SERIES                                             DECEMBER 31, 1999                   JUNE 30, 1999
-------------------------------------------------- --------------------------------- ---------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               316,062       $ 3,271,547         1,056,498     $11,551,644
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                      30,806           322,555            35,760         391,836
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (304,620)       (3,134,447)         (175,335)     (1,918,344)
----------------------------------------------------------------------------------------------------------------------
Net increase                                               42,248          $459,655           917,456      $10,030,98
----------------------------------------------------------------------------------------------------------------------


DUPREE MUTUAL FUNDS                                                   UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

4.       CAPITAL SHARES, CONTINUED:

----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE                                    SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               254,770       $ 2,556,645           308,018     $ 3,155,669
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                       7,561            75,833             8,750          89,774
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (177,194)       (1,775,130)         (140,946)     (1,443,301)
----------------------------------------------------------------------------------------------------------------------
Net increase                                               85,137          $857,349           175,822      $1,802,142
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE INCOME SERIES                            SIX MONTHS ENDED                    YEAR ENDED
                                                           DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                        SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                776,323       $ 8,119,189        2,393,811    $ 26,549,094
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                       53,325           567,657           69,683         773,724
----------------------------------------------------------------------------------------------------------------------
Shares issued from reinvestment from
capital gain                                                                                    3,050          33,982
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (1,233,749      (12,896,580)        (846,081)     (9,323,933)
----------------------------------------------------------------------------------------------------------------------
Net increase(decrease)                                   (404,101)      ($4,209,734)        1,620,463     $18,032,867
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE                                         SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               655,254       $ 6,717,953           744,695     $ 7,803,486
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                       9,120            93,733            15,072         157,957
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (426,572)       (4,374,139)         (650,969)     (6,803,955)
----------------------------------------------------------------------------------------------------------------------
Net increase                                              237,802        $2,437,547           108,798      $1,157,488
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND                               SIX MONTHS ENDED                     YEAR ENDED
SERIES                                                    DECEMBER 31, 1999                   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               142,576       $ 1,365,594           382,007     $ 3,884,292
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment  from
net investment income                                      25,003           241,188            42,147         428,535
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                          (91,576)       ( 868,292 )         (262,548)     (2,655,866)
----------------------------------------------------------------------------------------------------------------------
Net increase                                               76,003          $738,490           161,606      $1,656,961
----------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS                                                   UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

5.  FEDERAL INCOME TAXES

    At June 30, 1999, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. The capital loss carryforwards expire as follows:

                                       KY            NC          TN
                         KY         Tax-Free      Tax-Free    Tax-Free     Intermediate
                      Tax-Free      Short-to      Short-to    Short-to      Government
                       Income        Medium        Medium      Medium          Bond
                       Series        Series        Series      Series         Series

          2003            $131,372      $344,195     $ ---        $ ---          $664,593
          2004           ---              10,144         1,436         807         87,381
          2005           ---             188,198         1,015       1,660          ---
          2006           ---              73,155           804       2,666          ---
                    ----------------------------------------------------------------------

Net accumulated
realized losses           $131,372      $615,692        $3,255      $5,133       $751,974
                    ======================================================================

       The amount of long-term capital gains paid for the fiscal year ended June 30, 1999 were as follows:

         Tennessee Tax-Free Income Series                      $29,465
         North Carolina Tax-Free Income Series                 $ 6,826

       For the year ended June 30, 1999, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.


6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Funds net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank (8.50% at December 31, 1999). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

        -  Provide the lender with the Funds' annual report
        - Comply with all agreements with the lender and with applicable laws and regulations
        -  Maintain appropriate insurance coverage

       The funds had no borrowings during the six months ended December 31, 1999.

DUPREE MUTUAL FUNDS                                                   UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

SHAREHOLDER MEETING

A meeting of Shareholders was held on October 26, 1999. The purpose of the meeting was (I) to elect Messrs. Thomas P. Dupree Sr., Frederic L. Dupree, Jr., William T. Griggs II, William Combs, Robert Maddox, William Patterson and Ms. Lucy A. Breathitt as Trustees; (ii) to ratify the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending June 30, 1999; and (iii) amend the fundamental investment restrictions for the series to allow additional nationally recognized statistical rating organizations' ratings of municipal securities be utilized in determination of investment grade securities eligible for purchase by the series.

The results of all matters voted on by shareholders at the Shareholder Meeting held October 26, 1999 were as follows:

A.       ELECTION OF TRUSTEES:

                                 FOR             AGAINST          ABSTAIN          TOTAL
Thomas P. Dupree, Sr.        51,896,584.761         23,394.862     77,096.004   51,997,075.627
Frederic L. Dupree, Jr.      51,871,453.721         23,394.862     77,096.004   51,971,944.587
William T. Griggs II         51,649,694.297         23,394.862     77,096.004   51,750,185.163
Lucy A. Breathitt            51,745,458.696         23,394.862     77,096.004   51,845,949.562
William A. Combs             51,803,601.616         23,394.862     77,096.004   51,904,092.482
Robert L. Maddox             51,747,609.229         23,394.862     77,096.004   51,848,100.095
William S. Patterson         51,684,782.359         23,394.862     77,096.004   51,785,273.225

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

C.     RATIFICATION OF ERNST & YOUNG LLP FOR THE FISCAL YEAR 1999:

                                 FOR             AGAINST          ABSTAIN          TOTAL
Ernst & Young LLP            51,191,857.849        209,287.505    470,657.609   51,871,802.963

D.       AMENDMENT OF FUNDAMENTAL INVESTMENT RESTRICTIONS:

                                                  FOR           AGAINST         ABSTAIN          TOTAL
KY Tax-Free Income Series                     37,547,353.479    415,371.924     946,360.608   38,909,086.011
KY Tax-Free Short-to- Medium Series            6,981,041.817     61,719.523     150,609.174    7,193,370.514
NC Tax-Free Income Series                      1,192,140.367     22,399.794      42,442.174    1,256,982.335
NC Tax-Free Short- to- Medium Series             299,096.987     23,318.587      10,250.757      332,666.331
TN Tax-Free Income Series                      2,925,413.242     14,068.901      48,775.099    2,988,257.242
TN Tax-Free Short- to- Medium Series             403,716.611      4,628.716       6,509.260      414,854.587